As filed with the Securities and Exchange Commission on December 19, 2016

Securities Act of 1933 Registration No. 333-09341

Investment Company Act of 1940 Registration No. 811-07739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52	☒
(Check appropriate box or boxes)

Harding, Loevner Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

400 Crossing Boulevard, Fourth Floor

Bridgewater, New Jersey 08807

(Address of Principal Executive Offices)

1-877-435-8105

(Registrant’s Telephone Number, including Area Code)

Copies to:

Name and Address of Agent for Service:
Owen T. Meacham, Esq. The Northern Trust Company 50 South LaSalle Street, B-7 Chicago, Illinois 60603	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036-6797

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	On (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	On (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HARDING LOEVNER

PROSPECTUS

December 19, 2016

MUTUAL FUNDS FOR INDIVIDUAL INVESTORS

GLOBAL EQUITY RESEARCH PORTFOLIO

HLGNX: Investor Class

EMERGING MARKETS RESEARCH PORTFOLIO

HLENX: Investor Class

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

¢ TABLE OF CONTENTS

2	Portfolio Summaries

2	Global Equity Research Portfolio

5	Emerging Markets Research Portfolio

8	Investment Objectives and Investment Process

10	Additional Information on Portfolio Investment Strategies and Risks

13	Management of the Fund

14	Shareholder Information

19	Distribution of Fund Shares

20	Financial Highlights

21	Privacy Notice

Back Cover	Availability of Additional Information about the Fund

PORTFOLIO SUMMARY	GLOBAL EQUITY RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE

The Global Equity Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%

Distribution (12b-1) Fees	0.25%

Other Expenses[1]	7.81%
Total Annual Portfolio Operating Expenses	8.86%
Fee Waiver and/or Expense Reimbursement[2]	-7.71%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.15%

[1]“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2018.

Example: This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$117	$1,887

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations as of the date of this Prospectus, no portfolio turnover information is presented.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in companies based in the United States and other developed markets, as well as in established companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.

The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock in their discretion based on factors such as trading volumes, market capitalization or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts’ ratings, desired investment characteristics, investment guidelines or assumptions

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about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

PRINCIPAL RISKS

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

Currency Risk: Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk: Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk: Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

Participation Notes Risk: Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

PORTFOLIO PERFORMANCE

The Investor Class of the Portfolio is new and does not yet have a full calendar year of performance. After the Investor Class of the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

MANAGEMENT

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Andrew West and Moon Surana serve as portfolio managers of the Portfolio. Mr. West has been a Portfolio Manager with Harding Loevner since June 2014. Ms. Surana has been an Associate Portfolio Manager with Harding Loevner since June 2015.

PURCHASE AND SALE OF PORTFOLIO SHARES

The minimum initial investment in the Investor Class of the Portfolio is $5,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

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TAX CONSIDERATIONS

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY	EMERGING MARKETS RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE

The Emerging Markets Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%

Distribution (12b-1) Fees	0.25%

Other Expenses[1]	7.86%
Total Annual Portfolio Operating Expenses	9.26%
Fee Waiver and/or Expense Reimbursement[2]	-7.71%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.55%

[1]“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.55% through February 28, 2018.

Example: This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$158	$1,993

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations as of the date of this Prospectus, no portfolio turnover information is presented.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.

The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock in their discretion based on factors such as trading volumes, market capitalization or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to

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securities prices, analysts’ ratings, desired investment characteristics, investment guidelines or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio normally holds investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.

The Portfolio will invest broadly in equity securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging and frontier markets securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

PRINCIPAL RISKS

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

Currency Risk: Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk: Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk: Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

Participation Notes Risk: Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

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Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

Financial Services Sector Risk: To the extent the Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

PORTFOLIO PERFORMANCE

The Investor Class of the Portfolio is new and does not yet have a full calendar year of performance. After the Investor Class of the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

MANAGEMENT

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Andrew West and Moon Surana serve as portfolio managers of the Portfolio. Mr. West has been a Portfolio Manager with Harding Loevner since June 2014. Ms. Surana has been an Associate Portfolio Manager with Harding Loevner since June 2015.

PURCHASE AND SALE OF PORTFOLIO SHARES

The minimum initial investment in the Investor Class of the Portfolio is $5,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

TAX CONSIDERATIONS

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES AND INVESTMENT PROCESS

Harding, Loevner Funds, Inc. (the “Fund”) is a no-load, open-end management investment company that currently has nine separate diversified portfolios including the Global Equity Research Portfolio and Emerging Markets Research Portfolio, whose Investor Class shares are offered in this Prospectus (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio has its own investment objective, strategy and policies. The Fund is advised by Harding Loevner. There is no assurance that a Portfolio will achieve its investment objective.

The investment objectives, policies and risks of the Portfolios are detailed below. Except as otherwise indicated, the Fund’s board of directors (the “Board of Directors”) may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio’s investment objective is fundamental and may not be changed without a majority vote of the Portfolio’s outstanding shares, which is defined under the Investment Company Act of 1940, as amended, as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders’ meeting, or (b) more than 50% of the shares of the applicable Portfolio (a “majority vote”).

The Portfolios may, from time to time, take temporary defensive positions that are inconsistent with the Portfolios’ principal investment strategies in attempting to respond to adverse changes in market and economic conditions. For temporary defensive purposes, the Portfolios may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. The Portfolios may miss certain investment opportunities if they use such temporary defensive strategies and thus may not achieve their investment objectives.

INVESTMENT OBJECTIVES

The Global Equity Research Portfolio seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

The Emerging Markets Research Portfolio seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

INVESTMENT PROCESS

Harding Loevner believes investing in the shares of high-quality, long-duration growth businesses purchased at reasonable prices will provide superior risk-adjusted returns in the long-term. The firm manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process Harding Loevner uses to identify and value companies consists of four stages: (1) Initial Qualification of companies for further research; (2) Intensive Research into the businesses of qualified candidates; (3) Valuation of securities of potential investments; and (4) Construction of a diversified portfolio from the most promising opportunities.

To qualify companies for more intensive research, Harding Loevner’s investment analysts survey companies in their assigned portions of the investment universe in an effort to identify potential candidates that meet four key criteria. They must exhibit: (i) durable Competitive Advantages that enable them to earn high margins that can be sustained over time; (ii) Sustainable Growth—these companies have good prospects for near- and long-term growth in sales, earnings and cash flows; (iii) Financial Strength, in terms of free cash flow and available borrowing capacity; and (iv) Quality Management—with a proven record of success and respect for interests of minority shareholders. Sources for investment ideas include analysts’ investigations into the competitors, suppliers, and customers of existing companies under research; their encounters with companies during onsite company visits, investor conferences, trade shows and other research travel; and objective screens on company fundamentals using Harding Loevner’s quality and growth factors.

Companies that appear qualified on these key criteria are then examined more intensively using primary and secondary sources, including management interviews, contact with trade associations, and visits to company facilities. Analysts assess qualified companies on ten competitive, management and financial characteristics using a proprietary scoring system known as the Quality Assessment (“QA”) framework. This framework aids analysts in gaining insight into companies’ competitive positions and the extent and durability of their growth prospects, and facilitates comparisons across different countries and industries.

To evaluate the investment potential of the strongest candidates, analysts construct financial models using a variety of standardized methods, including a multi-stage cash flow return on investment approach and discounted cash flow analysis, to forecast long-term growth in earnings and cash flows. The financial models include adjustments based upon the QA score and are combined with industry data, including market-valuation of peers and corporate merger and acquisition activity, to form the basis for their estimates of the value of the companies’ securities. Based upon their business forecasts and evaluation of investment potential, analysts predict the relative price performance of stocks under their coverage, and issue purchase and sale recommendations accordingly. When issuing a recommendation on the stock of a company, an analyst also sets out an expectation for future business performance of the company (“mileposts”). These mileposts provide the

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analyst with an indelible record of his/her expectations for the business and form the basis for ongoing review of the company’s progress.

In constructing portfolios, the portfolio managers invest in companies recommended for purchase by Harding Loevner’s analyst team. The portfolio managers take into consideration the securities’ predicted relative price performance, the timeliness and investment potential, the implications for portfolio risk of their selections and the requirement to observe portfolio diversification guidelines.

The portfolio managers reduce or remove a holding from a portfolio if and when it is no longer: (i) recommended for purchase by the analyst team; or (ii) in the judgment of the portfolio managers, necessary or appropriate to meet risk, diversification and other guidelines established for a portfolio.

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ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENT STRATEGIES AND RISKS

OTHER INVESTMENT STRATEGIES

The Global Equity Research Portfolio may invest up to 20%, and the Emerging Markets Research Portfolio may invest up to 35%, of its total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolios may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes. Such securities may be rated below investment grade, that is, rated below Baa by Moody’s or below BBB by S&P and in unrated securities judged to be of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). However, a Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s or D or below by S&P, or in securities of comparable quality as determined by Harding Loevner.

RISKS ASSOCIATED WITH THE PORTFOLIOS’ INVESTMENT POLICIES AND TECHNIQUES

The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described in each Portfolio’s “Portfolio Summary” section of this Prospectus. Additional information concerning those principal risks and the additional risks that apply to each Portfolio is set forth below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and prevent a Portfolio from achieving its investment objective.

Market Risk. The risk that the value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, and perceived desirability of equity securities relative to other investments. Price changes may be temporary or last for extended periods. A Portfolio’s investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also “Shareholder Information—Tax Considerations” below.

Emerging and Frontier Market Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Small- and Mid-Capitalization Companies. Investment in smaller and medium-sized companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may

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trade less frequently and in limited volume. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Portfolio wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly-available information about smaller companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.

High Yield/High Risk Securities. The Portfolios may invest in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). Junk bonds typically involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. None of the Portfolios may invest in securities rated, at the time of investment, C or below by Moody’s or D or below by S&P, or the equivalent as determined by Harding Loevner, which may be in default with respect to payment of principal or interest.

Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit a Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Derivatives and Hedging. The Portfolios may use derivative instruments, including without limitation,

options, futures, participation notes, options on futures, forwards, swaps, structured securities and derivatives relating to foreign currency transactions (collectively, “derivatives”), for hedging purposes and to increase overall return for the Portfolios. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent a Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used.

Options and Futures. The Portfolios may purchase or sell options. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Participation Notes. Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, a Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market that they seek to replicate. A Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.

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Additional information regarding the risks and special considerations associated with derivatives appears in the Statement of Additional Information (“SAI”), which may be obtained by following the instructions at the back of this Prospectus.

NAV Risk. The net asset value of a Portfolio and the value of your investment will fluctuate.

Geographic Risk. Concentration of the investments of a Portfolio in issuers located in a particular country or region will subject such Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

Management Risk. A strategy used by Harding Loevner may fail to produce the intended results.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.

Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

Counterparty (or Default) Risk. An issuer of fixed-income securities held by a Portfolio or a counterparty to a derivative transaction entered into by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies. A Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, although a Portfolio generally does not hedge foreign currency exposure; however, if such hedging techniques are employed, there is no assurance that they will be successful.

Financial Services Sector Risk. To the extent a Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

New Portfolio Risk. Each Portfolio is new and has no operating history, and there can be no assurance that a Portfolio will grow to or maintain an economically viable size, in which case the Board may determine to liquidate a Portfolio. The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders. Nevertheless, the timing of any liquidation may not be favorable to certain individual shareholders. Additionally, large outflows may have a greater impact on the economic viability of a new portfolio with no operating history and fewer assets than more established portfolios.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding disclosure of each Portfolio’s portfolio securities is available in the SAI. Portfolio holdings information as of each calendar quarter end is available to shareholders on the Fund’s website. This information is available no sooner than five (5) business days after the applicable calendar quarter end. Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund’s Portfolios. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of October 31, 2016, Harding Loevner managed approximately $45 billion in assets. Harding Loevner is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.

Subject to the direction and authority of the Board of Directors, Harding Loevner provides investment advisory services to each Portfolio pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio’s investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio.

For its services, Harding Loevner receives an advisory fee from the Global Equity Research Portfolio of 0.80% and from the Emerging Markets Research Portfolio of 1.15%.

The advisory fee paid by each Portfolio may be higher than that charged by most funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolios. Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also “Distribution of Fund Shares” below.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Director’s approval of the Investment Advisory Agreement for the Portfolios will be included in the Fund’s semi-annual report to shareholders for the period ended April 30, 2017.

PORTFOLIO MANAGEMENT

Moon Surana, CFA, has been an associate portfolio manager since 2015 and an analyst since 2009. As an analyst, she focuses on financial services companies. Ms. Surana graduated from Manipal Institute of Technology in 2005 and received an MS in Financial Engineering from the University of Michigan in 2008.

She joined Harding Loevner in 2009. Ms. Surana also serves as a portfolio manager for the Fund’s International Equity Research Portfolio.

Andrew West, CFA, has been a portfolio manager since 2014, an analyst since 2006 and the Manager of Investment Research since 2011. As an analyst, he focuses on consumer discretionary, industrials, and materials companies. Mr. West graduated from University of Central Florida in 1991 and received an MBA in Finance and International Business from New York University, Leonard N. Stern School of Business, in 2003. He joined Harding Loevner in 2006. Mr. West also serves as a portfolio manager for the Fund’s International Equity Portfolio and International Equity Research Portfolio.

Additional information regarding the portfolio managers’ compensation, their management of other funds and their ownership of the Fund can be found in the SAI.

PORTFOLIO EXPENSES

Each Portfolio pays for all of its expenses out of its own assets. Harding Loevner or other service providers may waive all or any portion of their fees and reimburse certain expenses to each Portfolio. Any fee waiver or expense reimbursement would increase the investment performance of each Portfolio for the period during which the waiver or reimbursement is in effect.

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SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The “net asset value” per share (“NAV”) of the Portfolios is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV per share by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments or the portion of a Portfolio’s investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio. Because the Portfolios may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolios do not price their shares, the value of the Portfolios’ assets may be affected on days when shareholders will not be able to purchase or redeem the Portfolios’ shares.

Each Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available or are deemed unreliable, the fair value of the Portfolio’s investments may be determined in good faith under procedures established by the Board of Directors as discussed below.

Fair Valuation. Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.

Additionally, any securities for which market quotations are not readily available, such as when a foreign market is closed, or for which available prices are deemed unreliable, are priced by Harding Loevner at “fair value as determined in good faith” in accordance with procedures established by and under the general supervision of the Board of Directors.

PURCHASE AND REDEMPTION OF SHARES

Purchases. The minimum initial investment in the Investor Class of the Global Equity Research Portfolio and the Emerging Markets Research Portfolio is $5,000. Additional purchases or redemptions may be of any amount. Individuals may satisfy the minimum investment by aggregating their fiduciary accounts. The Fund reserves the right to waive the minimum initial investment amount for any Portfolio.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker’s authorized designee will be priced at the NAV per share next determined after they are received in proper form by an authorized broker or the broker’s authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: (1) a broker may charge transaction fees or other different or additional fees; (2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated; and (3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.

The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Fund offers shares of each Portfolio at a public offering price equal to the NAV per share next determined after receipt of a purchase order.

You may purchase shares of a Portfolio utilizing the following methods:

Wire Transfer: Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when the Transfer Agent receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund’s account with the Transfer Agent as set forth below. The shareholder’s bank may impose a charge to execute the wire transfer. Please call the Transfer Agent at (877) 435-8105 for instructions and policies on purchasing shares by wire.

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent as soon as possible, but no later than 4:00 p.m. New York Time, to inform the Fund of the incoming wire transfer and clearly indicate the name of the Portfolio and which class of shares is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are

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received. Portfolio shares are normally issued upon receipt of payment by check, wire transfer or ACH transfer only.

Check: A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents, if any). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV per share next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for share purchases should be sent to the Fund’s Transfer Agent at:

Regular Mail:

Harding, Loevner Funds, Inc.

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Delivery:

The Northern Trust Company

Attn: Harding, Loevner Funds, Inc.

801 S. Canal St.

Attn: Funds Center C5S

Chicago, Illinois 60607

The Fund reserves the right in its sole discretion: (i) to suspend or modify the offering of a Portfolio’s shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering compliance program. If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account. Additionally, if the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Redemptions. Upon the request of a shareholder, the Fund will redeem all or any part of the shares held through the account. The redemption price is the NAV per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. New York Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by check or wire within one to seven days from the date of receipt. If you are redeeming shares recently purchased by check or electronic transaction, your redemption may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker’s authorized designee will be priced at the Portfolio’s NAV per share next determined after they are received in good order by an authorized broker or the broker’s authorized designee.

Other than the redemption fee assessed on short-term redemptions, as described below, the Fund imposes no charge to redeem shares; however, a shareholder’s or broker’s bank may impose its own wire transfer fee for receipt of a wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in a Portfolio. When a shareholder’s account balance falls below $5,000 following a redemption, the Portfolio may close the account. Such shareholders will be notified that the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder’s account number. Shares that are redeemed prior to the record date of a distribution do not receive dividends.

Certain requests or changes must be made in writing to the Transfer Agent and must include a signature guaranteed by a national bank that is a member of the Medallion Signature Program using the specific Medallion “Guaranteed” stamp. Notarized signatures are not sufficient. Further documentation may be required when the Transfer Agent deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

¡	wishes to change its authorized agent;

¡	wishes to redeem shares within 10 Business Days of changing the account address of record;

¡	wishes to change the account designated to receive redemption proceeds; or

¡	requests that a check be mailed to a different address than the record address.

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A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

The Fund reserves the right to redeem from any Portfolio in-kind.

Redemption proceeds will only be paid to the shareholder of record, to a financial intermediary holding an account in the name of the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Restrictions on Frequent Trading. Frequent purchases and sales of a Portfolio’s shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as brokerage commissions) to the Portfolio and by disrupting portfolio management strategies. Accordingly, the Board of Directors has adopted policies and procedures to discourage frequent trading of Portfolio shares. The Fund uses fees on short-term redemptions and fair value pricing of securities to discourage frequent trading and eliminate the opportunity for time zone arbitrage. A redemption fee of 2% of the value of the shares redeemed, paid to the Portfolio, is imposed on shares of a Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to discourage frequent trading and, to the extent that frequent trading occurs, to impose the cost of that activity on the shareholders who engage in it. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

The short-term redemption fee does not apply to the following transactions:

¡	Redemptions due to processing errors.

¡	Redemptions due to death or disability.

¡	Redemptions due to a qualified domestic relations order or a divorce decree.

¡

401(k) or 403(b) account transactions, including: minimum required distributions, redemptions pursuant to systematic withdrawal programs, redemptions in connection with termination of employment, involuntary distribution, forfeitures, loans, and return of excess contribution amounts.

¡	529 Plan transactions.

¡	Redemptions by other funds.

¡	Redemptions by accounts participating in certain wealth management programs (including wrap programs and automatic rebalancing programs) that have represented to the Fund that (i) their investment strategy is not expected to result in frequent trading; and (ii) they have adopted procedures reasonably designed to detect and deter frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. These intermediaries may currently be unable to assess redemption fees. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts.

Exchange Privilege. Investor Class shares of a Portfolio may be exchanged for other Investor Class shares and Advisor Class shares or Institutional Class shares of another Portfolio, or Class I or Class II shares of the Institutional Emerging Markets Portfolio (which are not offered in this Prospectus) based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale. The Investor Class of the Global Equity Research Portfolio, the International Equity Portfolio, the International Equity Research Portfolio, the International Small Companies Portfolio, the Emerging Markets Research Portfolio and the Frontier Emerging Markets Portfolio, the Advisor Class of the Global Equity Portfolio and the Emerging Markets Portfolio minimum initial investment amount of $5,000, the Institutional Class of the Global Equity Portfolio, the Global Equity Research Portfolio, the International Equity Portfolio, the International Equity Research Portfolio, the International Small Companies Portfolio, the Emerging Markets Research Portfolio and the Frontier Emerging Markets Portfolio minimum initial investment amount of $100,000, Class I shares of the Institutional Emerging Markets Portfolio minimum initial investment amount of $500,000, and Class II shares of the Institutional Emerging Markets Portfolio minimum initial investment amount of $25,000,000 would still apply. An exchange order is treated for tax purposes the same as a redemption (on which a taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchanges should telephone the Transfer Agent (toll-free) at (877) 435-8105. Only Investor Class shares of the Global Equity Research Portfolio and Emerging Markets Research Portfolio are offered in this Prospectus.

Share Class Conversions. On the request of shareholders, the Investor Class shares of a Portfolio may be converted to Institutional Class shares (which are not offered in this Prospectus) of the same Portfolio if the account balance of the shareholder requesting conversion is at least $100,000, at which time the shareholder’s account will be subject to the requirements of Institutional Class shares. Any such conversion will occur at the relative NAVs of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund. A conversion between share classes of the same Portfolio is generally not a taxable event. Investors who wish to request a conversion should telephone the Transfer Agent (toll-free) at (877) 435-8105 or their salesperson.

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DIVIDENDS

Each class of the Portfolios will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Portfolio at the NAV per share on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes. Each Class or Portfolio intends to distribute all of its taxable income by automatically reinvesting dividends in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from a Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution of the amount of cash that they would have received had they elected to receive the distribution in cash.

Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss.

If a shareholder buys shares of a Portfolio before a distribution, the shareholder will be subject to tax on the entire amount of the taxable distribution received. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Portfolio before their investment (and thus were included in the price they paid for their Portfolio shares).

The Portfolios (or their administrative agents) are required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.

If more than 50% of the value of a Portfolio’s total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Portfolio pays. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by a Portfolio, and may be entitled either to deduct its pro rata share of the foreign

17

taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.

The Portfolios may be required to withhold U.S. federal income tax (currently at a rate of 28%) on all distributions payable to shareholders if they fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolios, as discussed in more detail in the SAI.

State and Local Taxes. A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o The Northern Trust Company, Attn: Funds Center C5S 801 South Canal Street, Chicago, Illinois 60607 or by calling the Fund (toll-free) at (877) 435-8105.

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DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar Distributors, LLC (“Quasar” or the “Distributor”) pursuant to a distribution agreement (the “Distribution Agreement”) between Harding Loevner, the Fund and Quasar under which Quasar serves as the exclusive distributor of the Fund.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Portfolios. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of non-distribution related functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or Class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of its average daily net assets attributable to that intermediary (subject to any applicable fee waiver and/or expense reimbursement).

In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Portfolios. Harding Loevner may also share with financial advisors and 529 Plan managers and/or administrators certain marketing expenses or pay for the opportunity to distribute the Portfolios, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Portfolios receive as proceeds from such sales. Such payments may differ as to amount among financial intermediaries based on various factors, including levels of assets and/or sales (based on gross or net sales) or some other criteria. In some circumstances, the payments may relate to the Portfolios’ inclusion on a financial intermediary’s preferred list of funds offered to its clients and may create an incentive for a broker-dealer or other financial intermediary or its representatives to recommend or offer shares of the Portfolios to its customers over other funds that do not have sponsors making similar payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

Class Expenses and Distribution Plan. Investor Class shares are subject to a 12b-1 (Distribution) fee of up to 0.25% of the average daily net assets attributed to such shares.

The Board of Directors has approved a Distribution Plan with respect to the Investor Class shares. Under the

Distribution Plan, the Distributor is entitled to receive a fee (as set forth above), which the Distributor may in turn allocate among and remit to selected dealers and others (each, an “Agent”) as compensation attributable to the assets contributed to the applicable Investor Class by shareholders who are customers of the Agent. Because these fees are paid out of Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges, such as front-end loads that may be charged by other funds.

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FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Investor Class of each Portfolio because it had not commenced investment operations as of the date of this Prospectus.

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HARDING, LOEVNER FUNDS, INC. (THE “FUND”)

PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

¡

Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

¡	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

[This page is not part of the Prospectus]

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AVAILABILITY OF ADDITIONAL INFORMATION ABOUT THE FUND

The SAI, dated December 15, 2016, as may be supplemented thereafter, containing additional information about the Fund and each Portfolio, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

To order free copies of the Fund's annual or semi-annual report or its SAI, to request other information about the Fund and to make general shareholder inquiries, call (toll free) 1(877)435-8105, or write to the following address:

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's website at www.hardingloevnerfunds.com.

Information about the Fund and each Portfolio (including the SAI and the Fund's annual and semi-annual reports) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1(202)551-8090. Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at SEC.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.

Investment Company Act file number 811-07739

HARDING, LOEVENER FUNDS, INC.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street, Chicago, IL 60607

(877) 435-8105
www.hardingloevnerfunds.com

HARDING LOEVNER

PROSPECTUS

December 19, 2016

MUTUAL FUNDS FOR INSTITUTIONAL INVESTORS

GLOBAL EQUITY RESEARCH PORTFOLIO

HLRGX: Institutional Class

EMERGING MARKETS RESEARCH PORTFOLIO

HLREX: Institutional Class

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

¢ TABLE OF CONTENTS

2	Portfolio Summaries

2	Global Equity Research Portfolio

5	Emerging Markets Research Portfolio

8	Investment Objectives and Investment Process

10	Additional Information on Portfolio Investment Strategies and Risks

13	Management of the Fund

14	Shareholder Information

19	Distribution of Fund Shares

20	Financial Highlights

21	Privacy Notice

Back Cover	Availability of Additional Information about the Fund

PORTFOLIO SUMMARY	GLOBAL EQUITY RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE

The Global Equity Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%

Distribution (12b-1) Fees	None

Other Expenses[1]	2.16%
Total Annual Portfolio Operating Expenses	2.96%
Fee Waiver and/or Expense Reimbursement[2]	-2.06%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.90%

[1]“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2018.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$92	$721

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations as of the date of this Prospectus, no portfolio turnover information is presented.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in companies based in the United States and other developed markets, as well as in established companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.

The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock in their discretion based on factors such as trading volumes, market capitalization or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts’ ratings, desired investment characteristics, investment guidelines or assumptions

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about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

PRINCIPAL RISKS

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

Currency Risk: Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk: Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk: Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

Participation Notes Risk: Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

PORTFOLIO PERFORMANCE

The Institutional Class of the Portfolio is new and does not yet have a full calendar year of performance. After the Institutional Class of the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

MANAGEMENT

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Andrew West and Moon Surana serve as portfolio managers of the Portfolio. Mr. West has been a Portfolio Manager with Harding Loevner since June 2014. Ms. Surana has been an Associate Portfolio Manager with Harding Loevner since June 2015.

PURCHASE AND SALE OF PORTFOLIO SHARES

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through

3

certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

TAX CONSIDERATIONS

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY	EMERGING MARKETS RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE

The Emerging Markets Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%

Distribution (12b-1) Fees	None

Other Expenses[1]	2.42%
Total Annual Portfolio Operating Expenses	3.57%
Fee Waiver and/or Expense Reimbursement[2]	-2.27%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.30%

[1]“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2018.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$132	$883

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations as of the date of this Prospectus, no portfolio turnover information is presented.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.

The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock in their discretion based on factors such as trading volumes, market capitalization or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to

5

securities prices, analysts’ ratings, desired investment characteristics, investment guidelines or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio normally holds investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.

The Portfolio will invest broadly in equity securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging and frontier markets securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

PRINCIPAL RISKS

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. Investments in the Portfolio may lose value due to a general downturn in stock markets.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

Participation Notes Risk. Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

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Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Financial Services Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

PORTFOLIO PERFORMANCE

The Institutional Class of the Portfolio is new and does not yet have a full calendar year of performance. After the Institutional Class of the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

MANAGEMENT

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Andrew West and Moon Surana serve as portfolio managers of the Portfolio. Mr. West has been a Portfolio Manager with Harding Loevner since June 2014. Ms. Surana has been an Associate Portfolio Manager with Harding Loevner since June 2015.

PURCHASE AND SALE OF PORTFOLIO SHARES

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

TAX CONSIDERATIONS

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES AND INVESTMENT PROCESS

Harding, Loevner Funds, Inc. (the “Fund”) is a no-load, open-end management investment company that currently has nine separate diversified portfolios including the Global Equity Research Portfolio and Emerging Markets Research Portfolio, whose Institutional Class shares are offered in this Prospectus (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio has its own investment objective, strategy and policies. The Fund is advised by Harding Loevner. There is no assurance that a Portfolio will achieve its investment objective.

The investment objectives, policies and risks of the Portfolios are detailed below. Except as otherwise indicated, the Fund’s board of directors (the “Board of Directors”) may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio’s investment objective is fundamental and may not be changed without a majority vote of the Portfolio’s outstanding shares, which is defined under the Investment Company Act of 1940, as amended, as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders’ meeting, or (b) more than 50% of the shares of the applicable Portfolio (a “majority vote”).

The Portfolios may, from time to time, take temporary defensive positions that are inconsistent with the Portfolios’ principal investment strategies in attempting to respond to adverse changes in market and economic conditions. For temporary defensive purposes, the Portfolios may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. The Portfolios may miss certain investment opportunities if they use such temporary defensive strategies and thus may not achieve their investment objectives.

INVESTMENT OBJECTIVES

The Global Equity Research Portfolio seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

The Emerging Markets Research Portfolio seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

INVESTMENT PROCESS

Harding Loevner believes investing in the shares of high-quality, long-duration growth businesses purchased at reasonable prices will provide superior risk-adjusted returns in the long-term. The firm manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process Harding Loevner uses to identify and value companies consists of four stages: (1) Initial Qualification of companies for further research; (2) Intensive Research into the businesses of qualified candidates; (3) Valuation of securities of potential investments; and (4) Construction of a diversified portfolio from the most promising opportunities.

To qualify companies for more intensive research, Harding Loevner’s investment analysts survey companies in their assigned portions of the investment universe in an effort to identify potential candidates that meet four key criteria. They must exhibit: (i) durable Competitive Advantages that enable them to earn high margins that can be sustained over time; (ii) Sustainable Growth—these companies have good prospects for near- and long-term growth in sales, earnings and cash flows; (iii) Financial Strength, in terms of free cash flow and available borrowing capacity; and (iv) Quality Management—with a proven record of success and respect for interests of minority shareholders. Sources for investment ideas include analysts’ investigations into the competitors, suppliers, and customers of existing companies under research; their encounters with companies during onsite company visits, investor conferences, trade shows and other research travel; and objective screens on company fundamentals using Harding Loevner’s quality and growth factors.

Companies that appear qualified on these key criteria are then examined more intensively using primary and secondary sources, including management interviews, contact with trade associations, and visits to company facilities. Analysts assess qualified companies on ten competitive, management and financial characteristics using a proprietary scoring system known as the Quality Assessment (“QA”) framework. This framework aids analysts in gaining insight into companies’ competitive positions and the extent and durability of their growth prospects, and facilitates comparisons across different countries and industries.

To evaluate the investment potential of the strongest candidates, analysts construct financial models using a variety of standardized methods, including a multi-stage cash flow return on investment approach and discounted cash flow analysis, to forecast long-term growth in earnings and cash flows. The financial models include adjustments based upon the QA score and are combined with industry data, including market-valuation of peers and corporate merger and acquisition activity, to form the basis for their estimates of the value of the companies’ securities. Based upon their business forecasts and evaluation of investment potential, analysts predict the relative price performance of stocks under their coverage, and issue purchase and sale recommendations accordingly. When issuing a recommendation on the stock of a company, an analyst also sets out an expectation for future business performance of the company (“mileposts”). These mileposts provide the analyst with an indelible record of his/her expectations for the business and form the basis for ongoing review of the company’s progress.

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In constructing portfolios, portfolio managers invest in companies recommended for purchase by Harding Loevner’s analyst team. The portfolio managers take into consideration the securities’ predicted relative price performance, the timeliness and investment potential, the implications for portfolio risk of their selections and the requirement to observe portfolio diversification guidelines.

The portfolio managers reduce or remove a holding from a portfolio if and when it is no longer: (i) recommended for purchase by the analyst team; or (ii) in the judgment of the portfolio managers, necessary or appropriate to meet risk diversification and other guidelines established for a portfolio.

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ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENT STRATEGIES AND RISKS

OTHER INVESTMENT STRATEGIES

The Global Equity Research Portfolio may invest up to 20%, and the Emerging Markets Research Portfolio may invest up to 35%, of its total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolios may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes. Such securities may be rated below investment grade, that is, rated below Baa by Moody’s or below BBB by S&P and in unrated securities judged to be of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). However, a Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s or D or below by S&P, or in securities of comparable quality as determined by Harding Loevner.

RISKS ASSOCIATED WITH THE PORTFOLIOS’ INVESTMENT POLICIES AND TECHNIQUES

The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described in each Portfolio’s “Portfolio Summary” section of this Prospectus. Additional information concerning those principal risks and the additional risks that apply to each Portfolio is set forth below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and prevent a Portfolio from achieving its investment objective.

Market Risk. The risk that the value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, and perceived desirability of equity securities relative to other investments. Price changes may be temporary or last for extended periods. A Portfolio’s investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also “Shareholder Information—Tax Considerations” below.

Emerging and Frontier Market Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Small- and Mid-Capitalization Companies. Investment in smaller and medium-sized companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Accordingly,

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the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Portfolio wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly-available information about smaller companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.

High Yield/High Risk Securities. The Portfolios may invest in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). Junk bonds typically involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. None of the Portfolios may invest in securities rated, at the time of investment, C or below by Moody’s or D or below by S&P, or the equivalent as determined by Harding Loevner, which may be in default with respect to payment of principal or interest.

Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit a Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Derivatives and Hedging. The Portfolios may use derivative instruments, including without limitation, options, futures, participation notes, options on futures,

forwards, swaps, structured securities and derivatives relating to foreign currency transactions (collectively, “derivatives”), for hedging purposes and to increase overall return for the Portfolios. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent a Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used.

Options and Futures. The Portfolios may purchase or sell options. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Participation Notes. Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, a Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market that they seek to replicate. A Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.

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Additional information regarding the risks and special considerations associated with derivatives appears in the Statement of Additional Information (“SAI”), which may be obtained by following the instructions at the back of this Prospectus.

NAV Risk. The net asset value of a Portfolio and the value of your investment will fluctuate.

Geographic Risk. Concentration of the investments of a Portfolio in issuers located in a particular country or region will subject such Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

Management Risk. A strategy used by Harding Loevner may fail to produce the intended results.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment- grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.

Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

Counterparty (or Default) Risk. An issuer of fixed-income securities held by a Portfolio or a counterparty to a derivative transaction entered into by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies. A Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, although a Portfolio generally does not hedge foreign currency exposure; however, if such hedging techniques are employed, there is no assurance that they will be successful.

Financial Services Sector Risk. To the extent a Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

New Portfolio Risk. Each Portfolio is new and has no operating history, and there can be no assurance that a Portfolio will grow to or maintain an economically viable size, in which case the Board may determine to liquidate a Portfolio. The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders. Nevertheless, the timing of any liquidation may not be favorable to certain individual shareholders. Additionally, large outflows may have a greater impact on the economic viability of a new portfolio with no operating history and fewer assets than more established portfolios.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding disclosure of each Portfolio’s portfolio securities is available in the SAI. Portfolio holdings information as of each calendar quarter end is available to shareholders on the Fund’s website. This information is available no sooner than five (5) business days after the applicable calendar quarter end. Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund’s Portfolios. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of October 31, 2016, Harding Loevner managed approximately $45 billion in assets. Harding Loevner is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.

Subject to the direction and authority of the Board of Directors, Harding Loevner provides investment advisory services to each Portfolio pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio’s investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio.

For its services, Harding Loevner receives an advisory fee from the Global Equity Research Portfolio of 0.80% and from the Emerging Markets Research Portfolio of 1.15%.

The advisory fee paid by each Portfolio may be higher than that charged by most funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolios. Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also “Distribution of Fund Shares” below.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Director’s approval of the Investment Advisory Agreement for the Portfolios will be included in the Fund’s semi-annual report to shareholders for the period ended April 30, 2017.

PORTFOLIO MANAGEMENT

Moon Surana, CFA, has been an associate portfolio manager since 2015 and an analyst since 2009. As an analyst, she focuses on financial services companies. Ms. Surana graduated from Manipal Institute of Technology in 2005 and received an MS in Financial Engineering from the University of Michigan in 2008.

She joined Harding Loevner in 2009. Ms. Surana also serves as a portfolio manager for the Fund’s International Equity Research Portfolio.

Andrew West, CFA, has been a portfolio manager since 2014, an analyst since 2006 and the Manager of Investment Research since 2011. As an analyst, he focuses on consumer discretionary, industrials, and materials companies. Mr. West graduated from University of Central Florida in 1991 and received an MBA in Finance and International Business from New York University, Leonard N. Stern School of Business, in 2003. He joined Harding Loevner in 2006. Mr. West also serves as a portfolio manager for the Fund’s International Equity Portfolio and International Equity Research Portfolio.

Additional information regarding the portfolio managers’ compensation, their management of other funds and their ownership of the Fund can be found in the SAI.

PORTFOLIO EXPENSES

Each Portfolio pays for all of its expenses out of its own assets. Harding Loevner or other service providers may waive all or any portion of their fees and reimburse certain expenses to each Portfolio. Any fee waiver or expense reimbursement would increase the investment performance of each Portfolio for the period during which the waiver or reimbursement is in effect.

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SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The “net asset value” per share (“NAV”) of the Portfolios is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV per share by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments or the portion of a Portfolio’s investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio. Because the Portfolios may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolios do not price their shares, the value of the Portfolios’ assets may be affected on days when shareholders will not be able to purchase or redeem the Portfolios’ shares.

Each Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available or are deemed unreliable, the fair value of the Portfolio’s investments may be determined in good faith under procedures established by the Board of Directors as discussed below.

Fair Valuation. Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.

Additionally, any securities for which market quotations are not readily available, such as when a foreign market is closed, or for which available prices are deemed unreliable are priced by Harding Loevner at “fair value as determined in good faith” in accordance with procedures established by and under the general supervision of the Board of Directors.

PURCHASE AND REDEMPTION OF SHARES

Purchases. The minimum initial investment in the Institutional Class of the Global Equity Research Portfolio and the Emerging Markets Research Portfolio is $100,000. Additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Fund reserves the right to waive the minimum initial investment amount for any Portfolio.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker’s authorized designee will be priced at the NAV per share next determined after they are received in proper form by an authorized broker or the broker’s authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees or other different or additional fees; 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated; and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.

The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Fund offers shares of each Portfolio at a public offering price equal to the NAV per share next determined after receipt of a purchase order.

You may purchase shares of a Portfolio utilizing the following methods:

Wire Transfer: Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when the Transfer Agent receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund’s account with the Transfer Agent as set forth below. The shareholder’s bank may impose a charge to execute the wire transfer. Please call the Transfer Agent at (877) 435-8105 for instructions and policies on purchasing shares by wire.

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent as soon as possible, but no later than 4:00 p.m. New York Time, to inform the Fund of the incoming wire transfer and clearly indicate the name of the Portfolio and which class of shares is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are

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received. Portfolio shares are normally issued upon receipt of payment by check, wire transfer or ACH transfer only.

Check: A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents, if any). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV per share next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for share purchases should be sent to the Fund’s Transfer Agent at:

Regular Mail:

Harding, Loevner Funds, Inc.

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Delivery:

The Northern Trust Company

Attn: Harding, Loevner Funds, Inc.

801 S. Canal St.

Attn: Funds Center C5S

Chicago, Illinois 60607

The Fund reserves the right in its sole discretion: (i) to suspend or modify the offering of a Portfolio’s shares; (ii) to reject purchase orders; and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering compliance program. If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account. Additionally, if the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Redemptions. Upon the request of a shareholder, the Fund will redeem all or any part of the shares held through the account. The redemption price is the NAV per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. New York Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by check or wire within one to seven days from the date of receipt. If you are redeeming shares recently purchased by check or electronic transaction, your redemption may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker’s authorized designee will be priced at the Portfolio’s NAV per share next determined after they are received in good order by an authorized broker or the broker’s authorized designee.

Other than the redemption fee assessed on short-term redemptions, as described below, the Fund imposes no charge to redeem shares; however, a shareholder’s or broker’s bank may impose its own wire transfer fee for receipt of a wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in a Portfolio. When a shareholder’s account balance falls below the minimum initial investment amount of a class in which such shareholder is invested following a redemption, such shareholder will be notified that the minimum account balance is not being maintained and will be allowed 60 days to make additional investments. If such shareholder does not make additional investments, then the Portfolio may close the account or convert the shares in the account to another share class (See “Share Class Conversions” below).

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder’s account number. Shares that are redeemed prior to the record date of a distribution do not receive dividends.

Certain requests or changes must be made in writing to the Transfer Agent and must include a signature guaranteed by a national bank that is a member of the Medallion Signature Program using the specific Medallion “Guaranteed” stamp. Notarized signatures are not sufficient. Further documentation may be required when the Transfer Agent deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

¡	wishes to change its authorized agent;

¡	wishes to redeem shares within 10 Business Days of changing the account address of record;

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¡	wishes to change the account designated to receive redemption proceeds; or

¡	requests that a check be mailed to a different address than the record address.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

The Fund reserves the right to redeem from any Portfolio in-kind.

Redemption proceeds will only be paid to the shareholder of record, to a financial intermediary holding an account in the name of the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Restrictions on Frequent Trading. Frequent purchases and sales of a Portfolio’s shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as brokerage commissions) to the Portfolio and by disrupting portfolio management strategies. Accordingly, the Board of Directors has adopted policies and procedures to discourage frequent trading of Portfolio shares. The Fund uses fees on short-term redemptions and fair value pricing of securities to discourage frequent trading and eliminate the opportunity for time zone arbitrage. A redemption fee of 2% of the value of the shares redeemed, paid to the Portfolio, is imposed on shares of a Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to discourage frequent trading and, to the extent that frequent trading occurs, to impose the cost of that activity on the shareholders who engage in it. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

The short-term redemption fee does not apply to the following transactions:

¡	Redemptions due to processing errors.

¡	Redemptions due to death or disability.

¡	Redemptions due to a qualified domestic relations order or a divorce decree.

¡

401(k) or 403(b) account transactions, including: minimum required distributions, redemptions pursuant to systematic withdrawal programs, redemptions in connection with termination of employment, involuntary distribution, forfeitures, loans, and return of excess contribution amounts.

¡	529 Plan transactions.

¡	Redemptions by other funds.

¡

Redemptions by accounts participating in certain wealth management programs (including wrap programs and automatic rebalancing programs) that have represented to the Fund that (i) their investment strategy is not expected to result in frequent trading; and (ii) they have adopted procedures reasonably designed to detect and deter frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. These intermediaries may currently be unable to assess redemption fees. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts.

Exchange Privilege. Institutional Class shares of a Portfolio may be exchanged for other Institutional Class shares and Class I shares of Institutional Emerging Markets Portfolio or Investor Class or Advisor Class shares (none of which are offered in this Prospectus) of another Portfolio based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale. The Institutional Class of the Global Equity Portfolio, Global Equity Research Portfolio, International Equity Portfolio, International Equity Research Portfolio, International Small Companies Portfolio, Emerging Markets Research Portfolio and the Frontier Emerging Markets Portfolio minimum initial investment amount of $100,000, Class I of the Institutional Emerging Markets Portfolio minimum initial investment amount of $500,000, Class II of the Institutional Emerging Markets Portfolio minimum initial investment amount of $25,000,000, the Investor Class of the Global Equity Research Portfolio, International Equity Portfolio, International Equity Research Portfolio, International Small Companies Portfolio, Emerging Markets Research Portfolio and Frontier Emerging Markets Portfolio, the Advisor Class of the Global Equity Portfolio and the Emerging Markets Portfolio minimum initial investment amount of $5,000 would still apply. An exchange order is treated for tax purposes the same as a redemption (on which a taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchanges should telephone the Transfer Agent (toll-free) at (877) 435-8105. Only Institutional Class shares of the Global Equity Research Portfolio and Emerging Markets Research Portfolio are offered in this Prospectus.

Share Class Conversions. If a shareholder’s account balance falls below the minimum initial investment amount of a class in which such shareholder is invested, each Portfolio may convert the shareholder’s Institutional Class shares to Investor Class shares of the same Portfolio, at which time the shareholder’s account will be subject to the requirements of Investor Class shares. Such shareholder will be notified and will be allowed 60 days to make additional investments before any conversion

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occurs. Any such conversion will occur at the relative NAVs of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, shares held by such participants or clients will be converted to Investor Class shares as described above when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account and such participant or client is not otherwise eligible to purchase Institutional Class shares of a Portfolio. A conversion between share classes of the same Portfolio is generally not a taxable event.

Investors who wish to request a conversion should telephone the Transfer Agent (toll-free) at (877) 435-8105 or their salesperson.

DIVIDENDS

The Institutional Class of the Portfolios will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Portfolio at the NAV per share on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes. Each Class or Portfolio intends to distribute all of its taxable income by automatically reinvesting dividends in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from a Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution of the amount of cash that they would have received had they elected to receive the distribution in cash.

Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss.

If a shareholder buys shares of a Portfolio before a distribution, the shareholder will be subject to tax on the entire amount of the taxable distribution received. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Portfolio before their investment (and thus were included in the price they paid for their Portfolio shares).

The Portfolios (or their administrative agents) are required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in

17

October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.

If more than 50% of the value of a Portfolio’s total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Portfolio pays. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by a Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.

The Portfolios may be required to withhold U.S. federal income tax (currently at a rate of 28%) on all distributions payable to shareholders if they fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolios, as discussed in more detail in the SAI.

State and Local Taxes. A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio. The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o The Northern Trust Company, Attn: Funds Center C5S 801 South Canal Street, Chicago, Illinois 60607 or by calling the Fund (toll-free) at (877) 435-8105.

18

DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar Distributors, LLC (“Quasar”) pursuant to a distribution agreement (the “Distribution Agreement”) between Harding Loevner, the Fund and Quasar under which Quasar serves as the exclusive distributor of the Fund.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Portfolios. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of non-distribution related functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or Class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of its average daily net assets attributable to that intermediary (subject to any applicable fee waiver and/or expense reimbursement).

In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Portfolios. Harding Loevner may also share with financial advisors and 529 Plan managers and/or administrators certain marketing expenses or pay for the opportunity to distribute the Portfolios, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Portfolios receive as proceeds from such sales. Such payments may differ as to amount among financial intermediaries based on various factors, including levels of assets and/or sales (based on gross or net sales) or some other criteria. In some circumstances, the payments may relate to the Portfolios’ inclusion on a financial intermediary’s preferred list of funds offered to its clients and may create an incentive for a broker-dealer or other financial intermediary or its representatives to recommend or offer shares of the Portfolios to its customers over other funds that do not have sponsors making similar payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

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FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Institutional Class of each Portfolio because it had not commenced investment operations as of the date of this Prospectus.

20

HARDING, LOEVNER FUNDS, INC. (THE “FUND”)

PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

¡

Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

¡	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

[This page is not part of the Prospectus]

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AVAILABILITY OF ADDITIONAL INFORMATION ABOUT THE FUND

The SAI, dated December 15, 2016, as may be supplemented thereafter, containing additional information about the Fund and each Portfolio, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

To order free copies of the Fund's annual or semi-annual report or its SAI, to request other information about the Fund and to make general shareholder inquiries, call (toll free) 1(877)435-8105, or write to the following address:

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's website at www.hardingloevnerfunds.com.

Information about the Fund and each Portfolio (including the SAI and the Fund's annual and semi-annual reports) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1(202)551-8090. Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at SEC.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.

Investment Company Act file number 811-07739

HARDING, LOEVENER FUNDS, INC.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.hardingloevnerfunds.com

HARDING LOEVNER

STATEMENT OF ADDITIONAL INFORMATION

December 19, 2016

FAMILY OF MUTUAL FUNDS

GLOBAL EQUITY RESEARCH PORTFOLIO
HLRGX: Institutional Class

EMERGING MARKETS RESEARCH PORTFOLIO
HLREX: Institutional Class

GLOBAL EQUITY RESEARCH PORTFOLIO
HLGNX: Investor Class

EMERGING MARKETS RESEARCH PORTFOLIO
HLENX: Investor Class

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectuses (the "Prospectuses") of Harding, Loevner Funds, Inc. (the "Fund"). The current Prospectus for the Institutional Class of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, and the current Prospectus for the Investor Class of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, each dated December 15, 2016, as supplemented from time to time, have been filed with the Securities and Exchange Commission (the "SEC") and can be obtained, without charge, by writing to Harding, Loevner Funds, Inc. c/o Northern Trust, Attn: Funds Center C5S, 801 South Canal Street, Chicago, IL 60607, or by calling the Fund toll-free at 1(877)435-8105. This Statement of Additional Information incorporates the Prospectuses and the Financial Statements from the Fund's most recent Annual Report by reference. The Fund's Annual Report may be obtained by calling the Fund toll-free at 1(877)435-8105.

ORGANIZATION OF HARDING, LOEVNER FUNDS, INC.

(THE “FUND”)

The Fund is a no-load, open-end management investment company established as a Maryland corporation on July 31, 1996. Harding Loevner LP (“Harding Loevner” or the “Adviser”) serves as investment adviser to the Fund. As of the date of this Statement of Additional Information, the Fund has nine separate diversified portfolios, including the Global Equity Research Portfolio and Emerging Markets Research Portfolio (each a “Portfolio”, and together, the “Portfolios”), each of which has its own investment objective and policies. The Fund’s other portfolios, the Global Equity Portfolio, International Equity Portfolio, International Equity Research Portfolio, International Small Companies Portfolio, Emerging Markets Portfolio and Frontier Emerging Markets Portfolio are included in a separate statement of additional information (“SAI”) dated February 29, 2016, as supplemented. There is no sales charge for purchasing shares. Shares of each Portfolio may be purchased through Quasar Distributors, LLC (“Quasar”), the Fund’s distributor. The minimum initial investment in the Institutional Class of the Global Equity Research Portfolio and Emerging Markets Research Portfolio is $100,000; and the minimum initial investment in the Investor Class of the Global Equity Research Portfolio and Emerging Markets Research Portfolio is $5,000. Additional investments or redemptions may be of any amount.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENT TECHNIQUES

Additional information concerning the Portfolios’ investment techniques is set forth below. The information below supplements, and should be read in conjunction with, the “Additional Information on Portfolio Investment Strategies and Risks” section of the Prospectus.

Participation Notes. Each Portfolio may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. A Portfolio may use participation notes to establish a position in such markets as a substitute for direct investment. A Portfolio may also invest in participation notes, as an alternative to investing directly in the underlying security, if Harding Loevner determines that participation notes offer greater liquidity than the underlying security. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency or market that they seek to replicate, including, as applicable, foreign, emerging, and frontier risks. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the issuer of the participation note will not fulfill its contractual obligation to complete the transaction with the Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.

Zero Coupon and Discount Debt Securities. The Emerging Markets Research Portfolio may invest in zero coupon securities and convertible debt or other debt securities acquired at a discount. A portion of each Portfolio’s sovereign debt securities may be acquired at a discount. The Portfolios will purchase such securities only to the extent consistent with each Portfolio’s investment objective.

Foreign Governments and International and Supranational Agency Securities. The Portfolios may purchase debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities (such as the World Bank or the United Nations).

Convertible Securities. The Portfolios may invest in convertible preferred and convertible debt securities, which are securities that may be converted into or exchanged for, at either a stated price or stated rate, underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible fixed income securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that, as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

Foreign Currency Transactions. The Portfolios generally do not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. Each Portfolio will segregate cash or liquid portfolio securities in an amount at all times equal to or exceeding its commitment with respect to contracts that are not part of a designated hedge.

U.S. Treasury and other U.S. Government and Government Agency Securities. Each Portfolio may purchase securities issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States (“U.S. Government Securities”). Each Portfolio also may purchase securities issued by a U.S. Government-sponsored enterprise or federal agency that is supported either by its ability to borrow from the U.S. Treasury (e.g., Student Loan Marketing Association “Sallie Mae”) or by its own credit standing (e.g., Federal National Mortgage Association “Fannie Mae” and Federal Home Loan Mortgage Corporation “Freddie Mac”). U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States. Each Portfolio may invest in instruments issued by instrumentalities established or sponsored by the U.S. Government, such as Sallie Mae, Fannie Mae and Freddie Mac (“U.S. Government Agency Securities”). While U.S. Government Agency Securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

Historically, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. However, in 2008, the value of Fannie Mae’s and Freddie Mac’s securities fell sharply due to concerns that the entities did not have sufficient capital to offset losses resulting from the mortgage crisis. As a result, in September 2008, the Federal Housing Finance Authority (“FHFA”), an independent regulator, placed Fannie Mae and Freddie Mac into conservatorship. Under the conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Fannie Mae and Freddie Mac, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury entered into certain preferred stock purchase agreements with each of Fannie Mae and Freddie Mac, which established the Treasury as the holder of a new class of senior preferred stock in each of Fannie Mae and Freddie Mac, which stock was issued in connection with financial contributions from the U.S. Treasury to Fannie Mae and Freddie Mac. The conditions attached to the financial contribution made by the U.S. Treasury to Fannie Mae and Freddie Mac and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Fannie Mae and Freddie Mac are dependent upon the continued support of the U.S. Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee.

Inflation-Indexed Securities. Each Portfolio may invest in securities with a nominal return linked to the inflation rate from bond markets worldwide such as the U.S. Treasury Department’s “inflation-protection” issues (“TIP”). The principal of TIP securities is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for All Urban Consumers (“CPI-U”). These securities may also be eligible for coupon stripping under the U.S. Treasury “STRIPS” program.

Corporate Debt Instruments. Each Portfolio may purchase commercial paper, short-term notes and other obligations of U.S. and foreign corporate issuers meeting the Portfolio’s credit quality standards (including variable rate notes). Other than the allowable 20% of a Portfolio’s total assets invested in below-investment grade convertible and other debt securities, all investments in corporate debt instruments will be rated, at the time of investment, at least “BBB” or “A-1” (in the case of commercial paper) by Standard & Poor’s Rating Service (“S&P”), “Baa” or “P-1” (in the case of commercial paper) by Moody’s Investors Service, Inc. (“Moody’s”), or of comparable quality as determined by Harding Loevner. See “Ratings Descriptions and Categories” in Appendix A to this SAI for description of the ratings assigned by ratings organizations and their respective characteristics.

Bank Obligations. Each Portfolio limits its investments in U.S. (domestic) bank obligations to obligations of U.S. banks that in Harding Loevner’s opinion meet sufficient creditworthiness criteria. Domestic bank obligations are defined as instruments issued by: U.S. (domestic) banks; U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks; and foreign branches of U.S. banks. However, Harding Loevner must determine that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the U.S. parent bank, in that the U.S. parent bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments. Each Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of Harding Loevner, are of an investment quality comparable to obligations of U.S. banks in which each Portfolio may invest. Each

Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes and custodial receipts. Other than the allowable 20% of a Portfolio’s total assets invested in below-investment grade convertible and other debt securities, all investments in bank obligations will be rated, at the time of investment, “A” by Thomson Reuters Corp. or similarly rated by Fitch IBCA, Inc. or of comparable quality as determined by Harding Loevner. See “Ratings Descriptions and Categories” in Appendix A to this SAI for description of the ratings assigned by ratings organizations and their respective characteristics.

Derivatives. A derivative is a financial instrument, traded on or off an exchange, the price of which is directly dependent upon the value of one or more underlying securities, commodities, other derivative instruments or any agreed-upon pricing index or arrangement. The Portfolios are authorized to use the derivatives described below to hedge broad or specific market movements, or to seek to increase the Portfolios’ income or gains. The Portfolios may purchase and sell (or write) exchange-listed and over-the-counter (“OTC”) put and call options on securities, financial futures contracts, equity indices and other financial instruments and enter into financial futures contracts.

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by a Portfolio resulting from securities market movements, to protect the Portfolio’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to gain exposure to a market that may not otherwise be available for investment, or to seek to enhance the Portfolio’s income or gain. The Portfolios may use any or all types of derivatives at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any derivatives will be a function of numerous variables, including market conditions. The ability of a Portfolio to utilize derivatives successfully will depend on, in addition to the factors described above, Harding Loevner’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio’s securities. The use of certain derivatives will require that the Portfolio segregate cash, liquid high grade debt obligations or other assets to the extent the Portfolio’s obligations are not otherwise “covered” through ownership of the underlying security or financial instrument.

The Fund on behalf of the Portfolios has claimed an exemption, which is available to registered investment companies, from regulation as a “commodity pool operator.”

Futures Contracts. The Portfolios may use stock index futures contracts (“futures contracts”) as a hedge against the effects of changes in the market value of the stocks comprising the relevant index. In managing its cash flows, a Portfolio may also use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement to purchase or sell a specified amount of designated securities for a set price at a specified future time. At the time the Portfolio enters into a futures transaction, it is required to make a performance deposit (“initial margin”) of cash or liquid securities in a segregated custodial account in the name of the futures broker. Subsequent payments of “variation margin” are then made on a daily basis, depending on the value of the futures position which is continually marked to market. The Portfolios will segregate cash, U.S. Government Securities or other liquid obligations in an amount sufficient to meet its obligations under these transactions.

If the Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset in whole or in part, by a loss on the futures contract. If instead the Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Portfolio (e.g., purchases and redemptions of Portfolio shares). Under normal market conditions, futures contracts positions may be closed out on a daily basis.

U.S. futures contracts have been designed by exchanges which have been designated as “contracts markets” by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolios may also enter into futures contracts that are based on securities that would be eligible investments for the Portfolios. The Portfolios may enter into contracts that are denominated in currencies other than the U.S. dollar.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, a Portfolio must allocate in cash or securities, an initial margin. Initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as during periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of a “variation margin” generally will be required, a process known as “marking to the market.” Each day the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value from the preceding day.

Stock Index Options. The Portfolios may purchase or sell options on stock indices on U.S. and foreign exchanges or in the OTC markets. An option on a stock index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolios will segregate cash or other liquid portfolio securities in an amount sufficient to meet its obligations under these transactions.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements under which a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees, upon entering into the contract, to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a mutually agreed-upon price and date.

Repurchase agreements will generally be restricted to those that mature within seven days. Securities subject to repurchase agreements will be held by the Fund’s custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. The Portfolios will engage in such transactions with parties selected on the basis of such party’s creditworthiness and will enter into repurchase agreements only with financial institutions which are deemed by Harding Loevner to be in good financial standing. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or other proceedings or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities at an agreed-upon price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest. The Fund will maintain for each Portfolio a segregated custodial account containing cash or other appropriate liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, and will subsequently monitor the account to ensure such equivalent value is maintained until payment is made. Reverse repurchase agreements will generally be restricted to those that mature within seven days. The Portfolios will engage in such transactions with parties selected on the basis of such party’s creditworthiness. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Portfolio may decline below the price of the securities at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements create leverage, a speculative factor, and will be considered as borrowings for the purposes of limitations on borrowings.

Warrants. The Portfolios may invest up to 10% of the value of their total assets (valued at the lower of cost or market) in warrants for equity securities, which are securities permitting, but not obligating, their holder to subscribe for other equity securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued Securities. The Portfolios may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolios will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable.

When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will maintain in a segregated account cash and liquid, unencumbered securities having a value (determined daily) at least equal to the amount of the Portfolio’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the Portfolio will hold the portfolio securities themselves in a segregated custodial account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Borrowing. Each Portfolio may borrow money temporarily from banks when (i) it is advantageous to do so in order to meet redemption requests; (ii) a Portfolio fails to receive transmitted funds from a shareholder on a timely basis; (iii) the custodian of the Fund fails to complete delivery of securities sold; or (iv) a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio. In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements. See “Investment Restrictions.”

Foreign Currency Hedging. The Portfolios generally do not hedge foreign currency exposure. Currency hedging would be implemented through the use of forward contracts or options. The Portfolios may, but generally do not intend to, enter into forward foreign currency contracts (a “forward contract”) and may purchase and write (on a covered basis) exchange-traded or OTC options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. The Portfolios may at times, but generally do not intend to, hedge all or some portion of their currency exchange risk. Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances a Portfolio will employ any of the techniques or strategies described below and in the section of the Prospectus entitled “Investment Process and Additional Information on Strategies and Risks.” A Portfolio’s ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal tax requirements applicable to regulated investment companies (see “Tax Considerations”).

Forward Contracts. Sale of currency for dollars under a forward contract establishes a price for the currency in dollars. Such a sale insulates returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

The Portfolios may use forward contracts to insulate existing security positions against exchange rate movement (“position hedges”) or to insulate proposed transactions against such movement (“transaction hedges”). For example, to establish a position hedge, a forward contract on a foreign currency might be sold to protect against the decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar.

Options on Foreign Currencies. The Portfolios may purchase and sell (i.e., write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of their portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that they intend to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

Options on Futures Contracts. The Portfolios may purchase or sell options on futures contracts as an alternative to buying or selling futures contracts. Options on futures contracts are similar to options on the security underlying the futures contracts except that options on stock index futures contracts give the purchaser the right to assume a position at a specified price in a stock index futures contract at any time during the life of the option. The Portfolios will segregate cash, U.S. Government Securities or other liquid obligations in an amount sufficient to meet its obligations where an option on a futures contract is sold.

Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.

Illiquid Securities. Although each of the Portfolios may invest up to 15% of the value of its net assets in illiquid assets, Harding Loevner does not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. All repurchase agreements and time deposits maturing in more than seven days are treated as illiquid assets. A Portfolio also may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Rule 144A securities generally must be sold to other qualified institutional buyers. A Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. Not all Rule 144A securities can be deemed liquid; Harding Loevner will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. In addition, certain derivatives that are not traded on an exchange may also be deemed illiquid.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS

Additional information concerning risks associated with certain of the Portfolios’ investments is set forth below.

Creditworthiness. In general, certain obligations in which the Portfolios may invest are subject to credit risks such as the loss of credit ratings or possible default. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Portfolio. Neither event will require a sale of such security by the Portfolio. However, Harding Loevner will consider such event in its determination of whether a Portfolio should hold the security. To the extent that the ratings given by S&P or Moody’s may change as a result of changes in such organizations or their rating systems, a Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI. See “Ratings Descriptions and Categories” in Appendix A to this SAI for a description of the ratings assigned by ratings organizations and their respective characteristics.

Bank Obligations. Each Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes and custodial receipts. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of adverse developments in or related to the banking industry. Banks are subject to extensive but different governmental regulations that may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks generally are not subject to examination by any U.S. government agency or instrumentality. Also, investments in commercial banks located in several foreign countries are subject to additional risks due to the combination in such banks of commercial banking and diversified securities activities.

High Yield/High Risk Debt Securities. The Global Equity Research Portfolio may invest up to 20%, and the Emerging Markets Research Portfolio may invest up to 35%, of its total assets in convertible securities and debt securities which are rated below investment grade. However, neither Portfolio may invest in securities rated, at the time of investment, C or below by Moody’s or D or below by S&P, or the equivalent as determined by the Adviser, which may be in default with respect to payment of principal or interest. Below-investment-grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories, and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities. See “Ratings Descriptions and Categories” in Appendix A to this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Portfolio’s net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities and costs. Prices for below investment-grade securities may also be affected by legislative and regulatory developments.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of Harding Loevner not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Portfolio’s investment objective by investment in such securities may be more dependent on Harding Loevner’s credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Harding Loevner will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by a Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Foreign Currency Hedging. The Portfolios generally do not hedge foreign currency exposure. The success of any currency hedging strategy would depend on the ability of Harding Loevner to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult and thus the successful execution of a hedging strategy is highly uncertain. An incorrect prediction will cause poorer Portfolio performance than would otherwise be the case. Forward contracts that protect against anticipated losses have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect.

Precise matching of forward contract amounts and the value of portfolio securities is generally not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so contract positions are likely to be approximate hedges, rather than perfect hedges.

The cost to a Portfolio of engaging in foreign currency forward contracts will vary with factors such as the foreign currency involved, the length of the contract period, and the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Furthermore, Harding Loevner may not be able to purchase forward contracts with respect to all of the foreign currencies in which a Portfolio’s securities may be denominated. In those circumstances the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an OTC transaction, as will usually be the case, the Portfolio generally will be exposed to the credit risk of its counterparty. If the Portfolio enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, a Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Futures Contracts. Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to: (1) investors’ obligations to meet additional variation margin requirements; (2) decisions to make or take delivery, rather than entering into offsetting transactions; and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market or foreign exchange rate trends still may not result in a successful transaction.

Although Harding Loevner believes that the use of such contracts and options thereon will benefit the Portfolios, if predictions about the general direction of securities market movements or foreign exchange rates are incorrect, a Portfolio’s overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon.

A Portfolio’s ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Foreign Currency. As in the case of other types of options, the benefit to a Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates that might otherwise have been obtained.

A Portfolio may write options on foreign currencies for hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Futures Contracts. The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in Harding Loevner’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not result in a loss.

Temporary Defensive Positions. Each Portfolio has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the Adviser may employ a temporary defensive strategy if it determines the strategy to be warranted. Pursuant to such a defensive strategy, a Portfolio may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether or for how long a Portfolio will employ defensive strategies. The use of defensive strategies may prevent a Portfolio from achieving its goals.

Special Risks Regarding Foreign Securities. Investing in the securities of foreign issuers involves certain risks, including those discussed in the Portfolios’ Prospectuses and those set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers. Many of these risks are more pronounced for investments in developing, emerging and frontier economies.

With respect to investments in certain foreign countries, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, military unrest, social instability, war and terrorism, confiscation without fair compensation, expropriation or confiscatory taxation, limitations on the movement of funds and other assets between different countries, or diplomatic developments, any of which could adversely affect a Portfolio’s investments in those countries. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and dividend payments.

Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. Additionally, many foreign country economies are heavily dependent on international trade and are adversely affected by protective trade barriers and economic conditions of their trading partners. Protectionist trade legislation enacted by those trading partners could have a significant adverse affect on the securities markets of those countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in foreign securities usually involve currencies of foreign countries. Accordingly, a Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

European countries can be affected significantly by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several EU countries, including Greece, Ireland, Italy, Spain and Portugal have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. Some nations required external assistance to meet their obligations, and these countries run the risk of default on their debt, possible bail-out by the rest of the EU or debt restructuring, which may require creditors to bear losses. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. There is also continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

Because foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Portfolio’s assets are uninvested and no return is earned on such assets. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, in possible liability to the purchaser.

As described more fully below, each Portfolio may invest in countries with emerging or frontier economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

Depositary Receipts. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs, EDRs and GDRs are subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political, economic and social risks of the underlying issuer’s country.

For purposes of a Portfolio’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

Financial Services Sector Risk. To the extent a Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

Special Risks Regarding Emerging Markets and Frontier Emerging Markets. Investing in companies domiciled in emerging market and frontier emerging market countries may be subject to potentially higher risks than the risks associated with investments in more developed foreign countries, as described above. These risks include: (i) less social, political and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities or low/non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of exchanges and broker-dealers; (iv) greater government involvement in the economy; (v) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (vi) local governments may limit or entirely restrict repatriation of invested capital, profits and dividends; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuation of the securities; (xi) lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer; and (xii) heightened risk of war, conflicts, and terrorism.

Many emerging market and frontier emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market and frontier emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation and there can be no assurance that such expropriation will not occur in the future.

Many developing countries in which a Portfolio may invest lack the social, political and economic stability characteristics of the United States. Political instability in these developing countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging market and frontier emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market and frontier emerging market countries are subject to significantly greater risks than currencies of developed countries. Many of these developing countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market and frontier emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market and frontier emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some of these developing countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, some governments within emerging markets and frontier emerging markets have become overly reliant on international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Frontier emerging markets countries generally have smaller economies or less developed capital markets than traditional emerging markets countries, and, as a result, the risks of investing in frontier emerging market countries are magnified in these countries.

Special Risks Regarding Stock Connect. A Portfolio may invest in Chinese A-shares (“Stock Connect A-shares”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited (“HKSCC”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) for the establishment of mutual market access between SEHK and SSE. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect A-shares through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect the Portfolio’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect A-shares are generally subject to People’s Republic of China (“PRC”) securities regulations and SSE listing rules, among other restrictions, and there is no certainty as to how these regulations and rules will be applied. In particular, the concept of beneficial ownership is not well-developed under PRC law. Consequently, a Portfolio’s title to Stock Connect A-shares, or the rights associated with them such as participation in corporate actions or shareholder meetings, cannot be assured, and the Portfolio may also be limited in its ability to pursue claims against the issuer of Stock Connect A-shares. In addition, foreign ownership of Chinese A-shares is subject to numerical quotas under PRC law. If the PRC’s ownership limitations are exceeded, foreign owners of Chinese A-shares, including a Portfolio, may be forced to sell its shares at inopportune times or at a loss.

In addition, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Portfolio’s ability to invest in Stock Connect A-shares. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to a Portfolio. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Stock Connect is in its initial stages. Further developments are likely and there can be no assurance as to whether or how such developments may restrict or affect a Portfolio’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on a Portfolio’s investments and returns.

Cyber Security and Operational Risks. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate a Portfolio’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which a Portfolio invests, which may cause the Portfolio’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

The Portfolios’ investments or the Fund’s service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its net asset values in a timely manner, including over a potentially extended period.

INVESTMENT RESTRICTIONS

Fundamental. Each Portfolio’s investment objective and the following investment restrictions are fundamental and may be changed with respect to a Portfolio only by the majority vote of that Portfolio’s outstanding shares (which for this purpose and under the Investment Company Act of 1940, as amended (the “1940 Act”), means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Accordingly, no Portfolio may:

(1) invest more than 5% of its total assets in securities of any one issuer, other than securities issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio’s total assets;

(2) invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies or instrumentalities.

(3) borrow money, except through reverse repurchase agreements or from a bank for temporary or emergency purposes in an amount not exceeding one third of the value of its total assets, nor will the Portfolios borrow for leveraging purposes;

(4) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate and securities of companies that deal in real estate or mortgages) or real estate limited partnerships, or purchase or sell physical commodities or contracts relating to physical commodities; or

(5) issue senior securities (other than with respect to borrowing through the use of reverse repurchase agreements or from a bank for temporary or emergency purposes);

(6) make loans, except (a) through the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities, or (c) by lending securities to other parties, provided that no securities loan may be made, if, as a result, more than 33 1/3% of the value of its total assets would be lent to other parties;

(7)	underwrite securities of other issuers;

(8)	invest in companies for the purpose of exercising control or management;

(9)	invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases;

(10)	invest more than 10% of its total assets in warrants; or

(11)	change its investment objective.

Whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio’s investment policies and limitations.

Each Portfolio’s investment objective and other investment policies, unless designated as fundamental in the Prospectuses or this SAI are non-fundamental and may be changed at any time by action of the Fund’s board of directors (the “Board of Directors” or the “Board”). As a non-fundamental policy, no Portfolio may sell securities short, unless, by virtue of its ownership of other securities, such Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold short and, if such right is conditional, the short sale is made upon the same conditions. Also, as a non-fundamental policy, each Portfolio will not make any additional investments while its borrowings exceed 5% of its total assets (taken at market value). In addition, as a non-fundamental policy, no Portfolio may invest in securities rated, at the time of investment, C or below by Moody’s or D or below by S&P or the equivalent as determined by the Adviser. As a non-fundamental policy, no Portfolio may purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

MANAGEMENT OF THE FUND

Overall responsibility for management and supervision of the Fund rests with the Board of Directors. The Directors approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund.

Board of Directors Composition and Leadership Structure. The 1940 Act requires that at least 40% of the Fund’s Directors may not be “interested persons” (as defined in the 1940 Act) of the Fund and, as such, may not be affiliated with Harding Loevner (“Independent Directors”). To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Directors must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. Currently, six of the Fund’s eight Directors are Independent Directors. The Fund’s Chairman is not an Independent Director. However, the Board has appointed Mr. R. Kelly Doherty as its Lead Independent Director. The Lead Independent Director coordinates the activities of the other Independent Directors, and performs such other duties and responsibilities as the Board of Directors may determine. The specific responsibilities of the Lead Independent Director are as follows:

•	Preside at all meetings of the Board of Directors at which the Chairman is not present, including executive sessions of the Independent Directors.

•	Call meetings of the Independent Directors, as appropriate.

•	Serve as principal liaison on Board-wide issues between the Independent Directors and the Chairman.

•	Review proposed Board meeting agendas in advance of their distribution.

•	Authorize the retention of outside advisors and consultants who report directly to Independent Directors.

The Board has considered its leadership structure in light of the services that Harding Loevner and the Fund’s other service providers provide to the Fund, and the potential conflicts of interest that could arise from these relationships, and determined that its leadership structure is appropriate for each Portfolio in that it facilitates the Directors’ performance of their oversight responsibilities with respect to each Portfolio.

Each Director who is an “interested person” of the Fund for purposes of the 1940 Act is listed below together with his or her positions with the Fund, a brief statement of his or her principal occupation during the past five years and any other directorships held:

Name, Address and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
David R. Loevner** Harding Loevner LP Fish Creek Center 1230 Ida Dr. Ste. 3 1⁄2 P.O. Box 383 Wilson, WY 83014 Age, 62	Director and Chairman of the Board of Directors	Indefinite; Director and Chairman of the Board since 1996	Harding Loevner LP, President and Chief Executive Officer 1989 – present; Harding Loevner Funds, plc, Director, 2007 – present.	9	None.

Jennifer M. Borggaard** Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 47	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. (“AMG”) (asset management firm), Senior Vice President, 2007 – present; Shore Country Day School, Board Member, 2013 – present, President of Board, 2015-present.	9	Genesis Asset Managers, LLP; Arrow Bidco Ltd.

*	Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.
**	David R. Loevner is considered an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President of Harding Loevner LP, the Fund’s investment advisor. Jennifer M. Borggaard is an interested person of the Fund as a result of her affiliation with AMG, a control person of Harding Loevner.

The Funds’ Statement of Additional Information contains additional information about the Directors and is available upon request and without charge by calling (877) 435-8105.

Name, Address and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
William E. Chapman, II c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 75	Director	Indefinite; Director since 2008; Chairperson of the Audit Committee since 2009-present	Longboat Retirement Planning Solutions, President and Owner, 1998-present; Bowdoin College, Trustee, 2002 – 2013; Mutual Fund Directors Forum, Inc., Director and Treasurer, 2010-present; Sarasota Memorial Healthcare Foundation, Inc., Director and Secretary, 2011 – present	9	Third Avenue Trust (5 portfolios); Third Avenue Variable Trust (1 portfolio); AMG Funds, (66 portfolios).

Carolyn N. Ainslie c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 58	Director	Indefinite; Director since 2015; Member of the Audit Committee since 2015	Princeton University, Vice President for Finance and Treasurer, 2008 – present	9	None.

R. Kelly Doherty c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 58	Director	Indefinite; Director since 2004; Lead Independent Director since 2014	Caymen Partners (private investment vehicles), Managing Partner, 1998 – present.	9	Selective Insurance Group, Inc. (SIGI).

Name, Address and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Charles Freeman, III c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 52	Director	Indefinite; Director since 2008	Forbes-Tate, LLC, International Principal, 2014 – present; Rock Creek Global Advisors, LLC, Vice President, 2013 – 2014; PepsiCo, Vice President Global Public Policy and Government Relations, 2011 – 2013; National Committee on US-China Relations (non-profit), Board Member, 2007 – 2009 and 2010 – present; Center for Strategic and International Studies, Freeman Chair in China Studies, 2007 – 2011.	9	None.

Samuel R. Karetsky c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 71	Director	Indefinite; Director since 1998; Member of the Audit Committee since 1998	The Karetsky Group LLC (advisory firm), Managing Member, 2003 – present; Wetherby Asset Management, Wealth Manager, 2004 – present.	9	None.

Eric Rakowski c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 58	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990 – present.	9	Third Avenue Trust (5 portfolios); Third Avenue Variable Trust (1 portfolio); AMG Funds (66 portfolios); AMG Pantheon Private Equity Fund (1 portfolio); AMG Pantheon Private Equity Master Fund (1 portfolio).

Additional information about each Director follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Director possesses which the Board of Directors believes has prepared the Director to be an effective Director. The Board believes that the significance of each Director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board of Directors believes that its members satisfy this standard. Relevant experience may be achieved through a Director’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including as a member of the Board of Directors of the Fund) or as an executive officer of funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Directors are counseled by their own independent legal counsel, who participates in Board of Directors meetings and interacts with Harding Loevner, and also may benefit from information provided by the Fund’s or Harding Loevner’s counsel. Both the Board’s independent counsel and Fund counsel have significant experience advising funds and fund board members. The Board of Directors and its committees have the ability to engage other experts as appropriate. The Board of Directors evaluates its performance on an annual basis.

David R. Loevner. Mr. Loevner has served as a Director and Chairman of the Board of Directors since 1996. Mr. Loevner is the President and Chief Executive Officer of Harding Loevner LP, the Fund’s investment adviser, and has served in that capacity since 1989. Mr. Loevner also serves as a director of several other investment funds. Mr. Loevner has 35 years of experience in the investment management industry. Prior to establishing Harding Loevner LP, he served in senior roles with Rockefeller and Co. (1981-89) and with the World Bank (1978-80). He serves as a member of the Goucher College Endowment Committee (1998-present) and has served as a director of the Princeton University Investment Company (1994-2000) and as Chairman of the Daniel M. Sachs Scholarship (1993-2013).

Jennifer M. Borggaard. Ms. Borggaard has served as a Director of the Fund since 2008. Ms. Borggaard has served as a Senior Vice President of AMG, an asset management firm affiliated with the Fund’s investment adviser, since 2007. Prior to that time, she was Vice President (2004 to 2007) and Director, and Senior Counsel (2001 to 2004) of AMG. Before joining AMG, Ms. Borggaard was with the law firm of Ropes & Gray LLP. Ms. Borggaard also has served as a board member of various U.S.-based and non-U.S.-based investment managers affiliated with AMG. She has also served as a board member of Friends of Marblehead Public Schools (2011 – 2014) and Shore Country Day School (2013 – present).

Carolyn N. Ainslie. Ms. Ainslie has served as a Director of the Funds since 2015. Ms. Ainslie has served as Vice President for Finance and Treasurer of Princeton University since 2008. Prior to that she was Vice President for Planning and Budget at Cornell University from 1998 to 2008. Ms. Ainslie also serves on the Princeton University Investment Company Board in her role as CFO of Princeton University. She also serves on various non-profit boards.

William E. Chapman, II. Mr. Chapman has served as a Director of the Fund since 2008. He has been President and owner of Longboat Retirement Planning Solutions (a consulting firm) since 1998. Prior to 1998, Mr. Chapman served as President of the Retirement Plans Group of Zurich Kemper Investments, Inc., Executive Vice President of Kemper Investments Inc., President of CIGNA Asset Advisors, Inc. and Senior Vice President of CIGNA Investments, Inc. He also provided retirement and investment education seminars for Hewitt Associates, LP (2000 to 2009) and served as a Trustee of Bowdoin College (2002 to 2013). He has served as Director and Treasurer for the Mutual Fund Directors Forum, Inc. (2010 – present) and Director and Secretary for the Sarasota Memorial Healthcare Foundation, Inc. (2011 – present). Mr. Chapman also serves as a trustee of several other investment funds.

R. Kelly Doherty. Mr. Doherty has served as a Director of the Fund since 2004. He is the founder and managing partner of Caymen Partners, a private investment firm formed in 1998. Previously, Mr. Doherty was vice chairman at Bankers Trust Company and a member of the firm’s management committee. Mr. Doherty also serves as a Director of Selective Insurance Group, Inc. (SIGI) where he is the Chairman of the Finance Committee and a member of the Audit Committee. Mr. Doherty has also served as a board member of Cyota, Inc., the Bendheim Center for Finance at Princeton University, KCPS/Clarity, L.P. Thebault Co, Princeton University National Annual Giving Committee and the Peck School.

Charles Freeman, III. Mr. Freeman has served as a Director of the Fund since 2008. He has been an International Principal at Forbes-Tate, LLC since 2014. Previously, Mr. Freeman served as the Vice President of Rock Creek Global Advisors, LLC since 2013. Prior to that time, Mr. Freeman served as the Vice President of Global Public Policy and Government Relations of PepsiCo (2011 to 2013). He also held the Freeman Chair in China Studies at the Center for Strategic and International Studies (“CSIS”) (2007 to 2011) and served as a Board Member of the National Committee on US-China Relations (2007 to 2009 and 2010). Prior to CSIS and the National Committee, he served as managing director of the China Alliance, a collaboration of law firms that help clients devise trade, investment, and government relations strategies in the United States and China. Mr. Freeman also has served as assistant U.S. trade representative for China affairs, international affairs counsel to Senator Frank Murkowski (R-Alaska) and as a securities lawyer and venture capitalist concentrating on developing markets in Asia and Eastern Europe.

Samuel R. Karetsky. Mr. Karetsky has served as a Director of the Fund since 1998. He has been a Managing Member of the Karetsky Group LLC since 2003. He has been a principal of Wetherby Asset Management, a wealth management advisory firm with $4.0 billion under advisement, since 2004. Mr. Karetsky was a Managing Director and Principal of European Investors Incorporated from 1998 to 2002, where his responsibilities also included serving as Chief Compliance Officer and as a board member of a REIT fund. Prior to that, he was with the firms of Goldman, Sachs & Co., Morgan Stanley & Co. and OFFITBANK, and a consultant to Montgomery Securities, among others, with executive and investment responsibilities.

Eric Rakowski. Mr. Rakowski has served as a Director of the Fund since 2008. He has been a Professor at the University of California at Berkeley School of Law since 1990. Previously, he worked as a corporate tax attorney at Davis Polk & Wardwell. Mr. Rakowski also serves as a trustee of several other investment funds.

Standing Board Committees. The Audit Committee consists of three Directors, Ms. Ainslie and Messrs. Karetsky and Chapman, each of whom is not an “interested person” of the Fund for purposes of the 1940 Act. The function of the Audit Committee is to: (i) oversee the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; and (iii) act as a liaison between the Fund’s independent registered public accounting firm and the full Board. The Audit Committee met two times during the fiscal year ended October 31, 2014.

The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable federal and state securities laws. The Committee consists of all the members of the Audit Committee. The Qualified Legal Compliance Committee did not hold any meetings during the fiscal year ended October 31, 2014.

At this time, Harding Loevner does not have a policy regarding the consideration of any director candidates recommended by shareholders. The need for additional Directors occurs infrequently, but when the addition of a new Director is considered desirable, the Independent Directors shall review potential candidates and make recommendations to the full Board regarding suitable nominees.

Board of Directors’ Oversight of Risk Management. The Board of Directors’ role in the management of the Fund is in the nature of oversight, rather than day-to-day responsibility. As is the case with virtually all investment companies, the Funds’ service providers are responsible for the day-to-day management of the Portfolios, including responsibility for risk management (e.g., management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk, reputational risk and operational risk, among others). As part of its oversight function, the Board oversees the risk mitigation efforts implemented by the Fund’s service providers, and has emphasized to them the importance of maintaining vigorous risk management. In addition, at the direction of the Board, Fund management annually conducts a comprehensive review of the risk management process relating to the operation of the Fund and reports its findings to the Board.

The Board has appointed a Chief Compliance Officer for the Fund, who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. Additionally, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of the Fund’s service providers, including Harding Loevner’s Chief Investment Officer, Harding Loevner’s Chief Compliance Officer and the Fund’s portfolio management personnel. The Independent Directors also meet at least quarterly with the Fund’s Chief Compliance Officer in a closed session at which no persons affiliated with Harding Loevner ordinarily are present. The Board also receives periodic presentations from personnel of Harding Loevner and the Fund’s other service providers regarding risk management generally, as well as periodic presentations regarding specific investment, operational or compliance areas, such as counterparty credit, business continuity, anti-money laundering, identity theft, valuation and personal trading. In addition, the Board receives reports from counsel to the Fund and the Board’s own independent legal counsel regarding regulatory compliance and governance matters.

Board oversight of risk management is also performed by the Board’s committees. The Board’s Audit Committee meets during its scheduled meetings with the Fund’s independent registered public accounting firm and the Fund’s Chief Financial Officer. The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and controls and valuation risks.

To the extent necessary between regularly scheduled Board and committee meetings, appropriate representatives of Harding Loevner communicate with the Lead Independent Director and the Chairperson of the Audit Committee regarding the Fund’s risk management. As appropriate, the Directors confer among themselves or with the Fund’s Chief Compliance Officer, representatives of Harding Loevner or other service providers, Fund counsel or the Board’s own independent legal counsel to identify and review risk management issues.

The Fund, Harding Loevner and other service providers of the Fund have adopted a variety of policies, procedures and controls designed to address certain risks of the Portfolios related to a Portfolio’s investments and objectives and also operational and compliance risks of the Fund and its service providers, including business continuity, anti-money laundering, identity theft, valuation and personal trading. Different policies, procedures and controls are employed with respect to different types of risks. However, not all risks that may affect the Fund can be identified, nor can controls be developed to eliminate or mitigate their occurrence or effects. Moreover, the policies, procedures and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Board, the Fund, Harding Loevner or the Fund’s other service providers. Additionally, it is necessary for each Portfolio to bear certain risks (e.g., investment related risks) in order to seek its investment objective. As a result, the Fund’s ability to manage risk is subject to substantial limitations. The Board’s oversight role does not make the Board or any Director a guarantor of the Fund’s investments or activities, and the Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The officers of the Fund (with the exception of the President) are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years and any positions held with affiliates of the Fund:

Name, Address and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Richard Reiter Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 50	President	1 year; since 2011	Harding Loevner LP, Chief Operating Officer, 1996 – present.

Charles S. Todd Foreside Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 45	Chief Financial Officer and Treasurer	1 year; since 2010	Foreside Fund Officer Services, LLC, President, 2015 – present; Foreside Management Services, LLC, Business Head, Treasurer Services, 2012 – 2015, Director, 2008 – 2012.

Aaron Bellish Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 37	Assistant Treasurer	1 year; since 2012	Harding Loevner LP, Chief Financial Officer, 2012 – present; Mount Kellett Capital Management, Chief Financial Officer, formerly serving as Controller, 2008-2012.

Derek Jewusiak The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 45	Assistant Treasurer	1 year; since December 2013	The Northern Trust Company, Vice President, 2012 – present, Second Vice President, 2008-2012.

Owen T. Meacham The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 46	Secretary	1 year; since 2010	The Northern Trust Company, Senior Vice President and Assistant General Counsel, 2015 – present, Senior Vice President and Managing Attorney, 2012 – 2015, Senior Vice President and Senior Corporate Attorney, 2011 – 2012, Vice President and Senior Corporate Attorney, 2007 – 2012.

Lori M. Renzulli Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 50	Assistant Secretary	1 year; since 2008	Harding Loevner LP, Chief Counsel and Chief Compliance Officer, 2006 – present.

Brian Simon Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 54	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, and Assistant Secretary	1 year, since 2016, 2016 and 2015 respectively	Harding Loevner LP, General Counsel, 2014 – present; Lazard Asset Management LLC, Director of Legal Affairs and Chief Compliance Officer, 2002 – 2014.

Marcia Y. Lucas The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 49	Assistant Secretary	1 year; since 2011	The Northern Trust Company, Senior Vice President, 2015 – present; Vice President, 2011-present; Second Vice President, 2010; Michael Best & Friedrich LLP, partner, 2005-2010.

There is no family relationship among any of the Directors or officers listed above.

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Portfolios as of December 31, 2015:

Name of Director	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
David R. Loevner

Global Equity Portfolio: Over $100,000

International Equity Portfolio: Over $100,000

International Equity Research Portfolio: None

International Small Companies Portfolio: Over $100,000

Institutional Emerging Markets Portfolio: Over $100,000

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: Over $100,000

Over $100,000

Jennifer M. Borggaard

Global Equity Portfolio: Over $100,000

International Equity Portfolio: None

International Equity Research Portfolio: None

International Small Companies Portfolio: None

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: None

Over $100,000

Carolyn Ainslie

Global Equity Portfolio: None

International Equity Portfolio: None

International Small Companies Portfolio: None

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: None

Frontier Emerging Markets Portfolio: None

None

William E. Chapman, II

Global Equity Portfolio: $10,001 - $50,000

International Equity Portfolio: Over $100,000

International Equity Research Portfolio: None

International Small Companies Portfolio: $10,001 - $50,000

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: $10,001 - $50,000

Over $100,000

R. Kelly Doherty

Global Equity Portfolio: None

International Equity Portfolio: Over $100,000

International Equity Research Portfolio: None

International Small Companies Portfolio: Over $100,000

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: Over $100,000

Over $100,000

Charles Freeman, III

Global Equity Portfolio: $10,001 - $50,000

International Equity Portfolio: $10,001 - $50,000

International Equity Research Portfolio: None

International Small Companies Portfolio: None

Institutional Emerging Markets Portfolio: $10,001 - $50,000

Emerging Markets Portfolio: None

Frontier Emerging Markets Portfolio: $1.00 - $10,000

$50,001 - $100,000

Name of Director	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Samuel R. Karetsky

Global Equity Portfolio: Over $100,000

International Equity Portfolio: Over $100,000

International Equity Research Portfolio: None

International Small Companies Portfolio: Over $100,000

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: Over $100,000

Frontier Emerging Markets Portfolio: Over $100,000

Over $100,000

Eric Rakowski

Global Equity Portfolio: None

International Equity Portfolio: None

International Equity Research Portfolio: None

International Small Companies Portfolio: Over $100,000

Institutional Emerging Markets Portfolio: $50,001 - $100,000

Emerging Markets Portfolio: None

Frontier Emerging Markets Portfolio: None

Over $100,000

No employee of Harding Loevner, AMG, The Northern Trust Company (“Northern Trust”), Alaric Compliance Services, LLC (“Alaric”) or Foreside Management Services, LLC (“FMS”) receives any compensation from the Fund for acting as an officer or Director of the Fund. As of September 8, 2010, the Fund has contracted with FMS to provide its Chief Financial Officer and Treasurer. Effective January 1, 2016, the Fund has engaged Alaric to provide compliance support to the Fund’s Chief Compliance Officer (“CCO”).

Since January 1, 2016, the Fund pays each Independent Director who is not a director, officer or employee of Harding Loevner, AMG, Northern Trust, Alaric, FMS, Quasar, or any of their affiliates, a fee of $5,000 for each quarterly meeting attended, and a fee of $2,000 for each special meeting attended. Each Independent Director receives an annual retainer of $60,000, which is paid in quarterly installments at the end of each quarter, and the Lead Independent Director receives an annual retainer of $15,000. In addition, the Chairperson of the Audit Committee receives an annual retainer of $8,000, and each Audit Committee member receives a fee of $3,000 for each Audit Committee meeting attended. As of November 30, 2016, the Directors and officers of the Fund collectively owned less than 1% of the outstanding shares of the Portfolios.

By virtue of the responsibilities assumed by Harding Loevner, Northern Trust, FMS, Alaric and Quasar and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees.

The following tables set forth information regarding compensation of the Directors of the Fund for the fiscal year ended October 31, 2016.

Director	Aggregate Compensation From Fund**	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors**
David R. Loevner*	$0	$0	$0	$0
Jennifer M. Borggaard*	$0	$0	$0	$0
Carolyn N. Ainslie	$83,000	$0	$0	$83,000
William E. Chapman, II	$90,250	$0	$0	$90,250
R. Kelly Doherty	$91,250	$0	$0	$91,250
Charles Freeman, III	$77,500	$0	$0	$77,500
Samuel R. Karetsky	$83,000	$0	$0	$83,000
Eric Rakowski	$77,500	$0	$0	$77,500

* Interested Director

** During the fiscal year ended October 1, 2016, the Fund paid each Independent Director who is not a director, officer or employee of Harding Loevner, AMG, Northern Trust, FMS, Quasar, or any of their affiliates, a fee of $5,000 for each meeting and an annual retainer of $50,000.

CODES OF ETHICS

Rule 17j-1 under the 1940 Act addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers and principal underwriters to adopt a code of ethics and to report periodically to the Board of Directors on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund, the Adviser and Quasar each have adopted and agreed to be governed by a code of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The codes of ethics of the Fund, the Adviser and Quasar permit covered employees to engage in personal securities transactions that avoid actual or potential conflicts of interest with the Fund including securities that may be purchased or held by the Fund.

Information about these codes of ethics may be obtained by calling the Commission’s Public Reference Room at (202) 942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009 or by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to Harding Loevner, subject to the Board of Directors’ oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. Harding Loevner has adopted its own proxy voting policies and guidelines for this purpose (“Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of Harding Loevner and its affiliates. The Proxy Voting Procedures are provided in Appendix B to this SAI.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 will be available on the Fund’s website at http://www.hardingloevnerfunds.com and the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Portfolios had not commenced operations as of the date of this SAI and therefore had no beneficial or record owners of more than five percent of any class of each Portfolio’s shares.

INVESTMENT ADVISER

Harding Loevner provides services to the Fund. AMG, an investment holding company with stakes in a diverse group of boutique investment firms, holds a majority interest in Harding Loevner. The remaining interest is held by a broad group of Harding Loevner’s professionals. Harding Loevner is governed by its senior employees and conducts its business independently. The terms of the investment advisory agreement between the Fund, on behalf of the Portfolios, and Harding Loevner (the “Advisory Agreement”) obligate Harding Loevner to provide investment advisory and portfolio management services to the Portfolios. Harding Loevner is a registered investment adviser organized in 1989. Harding Loevner also provides investment advisory services to private investors and institutions.

David R. Loevner, Director and the Chairman of the Board of Directors of the Fund, is the Chief Executive Officer of Harding Loevner and the President of its managing member. Ric Reiter, President of the Fund, is the Chief Operating Officer of Harding Loevner. Aaron Bellish, Assistant Treasurer of the Fund, is the Chief Financial Officer of Harding Loevner. Lori Renzulli, Assistant Secretary of the Fund, is the Chief Compliance Officer and Chief Counsel of Harding Loevner. Brian Simon, Chief Compliance Officer and Anti-Money Laundering Compliance Officer and Assistant Secretary of the Fund, is the General Counsel of Harding Loevner.

The Advisory Agreement was approved on September 9, 2016. The Advisory Agreement is effective for two years and thereafter will remain effective for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a “majority” (as defined in the 1940 Act) of a Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement is terminable without penalty on not less than 60 days’ notice by the Board of Directors or by a vote of the holders of a majority of the relevant Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by Harding Loevner. The Advisory Agreements will terminate automatically in the event of their “assignment” (as defined in the 1940 Act).

Harding Loevner pays all of its own expenses arising from the performance of its obligations under the Advisory Agreement. Under the Advisory Agreement, Harding Loevner also pays all executive salaries and expenses of the Directors and officers of the Fund who are employees of Harding Loevner or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus for each Portfolio under “Portfolio Fees and Expenses,” other expenses incurred in the operation of the Portfolio are borne by the Portfolio, including, without limitation, investment advisory fees and administration fees, brokerage commissions, Treasurer, CCO, and AML Compliance Officer compensation, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders’ meetings, expense of printing and distributing prospectuses, fees and expenses of Directors of the Fund who are not employees of Harding Loevner or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

For the services described in the advisory agreements, each Portfolio has agreed to pay Harding Loevner an advisory fee at the annual rate set forth in the following table:

Advisory fee payable by Portfolio to the Adviser (as a % of average daily net assets)
Global Equity Research Portfolio	0.80%
Emerging Markets Research Portfolio	1.15%

With respect to each Portfolio set forth in the table below, Harding Loevner has contractually agreed to waive a portion of its management fees and/or reimburse the Portfolio for its other operating expenses to the extent necessary to prevent the Portfolio’s Total Annual Operating Expenses (excluding any expenses attributable to (1) dividend expense, borrowing costs and interest expense relating to short sales and (2) interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the fee waiver and/or expense reimbursement percentage applicable to the Portfolio. The waiver and reimbursement arrangements are expected to continue until at least February 28, 2018. The fee waiver and/or expense reimbursement percentages applicable to each Portfolio are set forth in the following table.

Portfolio	Class	Contractual Fee Waiver and/or Expense Reimbursement Percentage (based on average daily net assets)
Global Equity Research
	Institutional Class	0.90%
	Investor Class	1.15%

Emerging Markets Research
	Institutional Class	1.30%
	Investor Class	1.55%

As of October 31, 2016, other accounts managed by the Portfolios’ portfolio managers are set forth below. As of the date of this SAI, the Portfolios had not commenced operations.

Other Accounts Managed by Portfolio Managers (as of 10/31/16)

Portfolio Managers[1]	RICs[2]		Other Pooled Accounts[3]		Other A/Cs4
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Andrew West	1	$4,996,362,263	3	$1,112,653,896	245	$3,198,906,847

[1]	Because Harding Loevner manages strategies with a team approach, accounts and associated assets appear multiple times for each team member.
[2]	RICs include all Portfolios of the Fund, as well as assets sub-advised for third parties such as collective investment trusts and undertakings for collective investments in transferable securities.
[3]	Other Pooled Accounts include unregistered funds offered by Harding Loevner and those sub-advised for third parties.
[4]	Other A/Cs include all accounts not included within RICs or Other Pooled Accounts.

Currently none of Harding Loevner’s advisory fees are based on the performance of the accounts it manages.

The Fund’s portfolio managers may manage other accounts with investment strategies similar to those of the Portfolios of the Fund, which may suggest the potential for conflicts of interests. The Fund’s portfolio managers may participate personally in some pooled accounts, including the Portfolios of the Fund. In addition, Harding Loevner may charge varying fees to different accounts managed by the Fund’s portfolio managers. In the future, Harding Loevner may manage accounts with variable fees based on performance. Theoretically, these features could create an incentive for the portfolio manager to favor the higher or variable fee accounts, or accounts in which he or she participates, which may not include the Fund. However, the Fund does not anticipate that management by a Fund portfolio manager of other accounts with a similar investment strategy would conflict with management of a Portfolio of the Fund because security selection across all accounts managed with a common strategy is conducted in accordance with a single model portfolio. Harding Loevner’s compliance committee verifies that all accounts are managed in accordance with their respective model portfolios to ensure that no client of Harding Loevner, including the Fund, is systematically disadvantaged with respect to the allocation of investment opportunities. Further, Harding Loevner has adopted trade allocation procedures that provide for the equitable and impartial allocation of partial executions of aggregated trades.

Portfolio Manager Compensation (as of 10/31/16). Portfolio managers are either employees or limited partners of Harding Loevner. Harding Loevner’s compensation committee determines their compensation, comprised of a fixed salary (or guaranteed payment, in the case of limited partners) and an annual cash bonus. Salary or guaranteed payment level is determined by taking into account the portfolio manager’s qualifications, experience, length of service and overall level of responsibility within Harding Loevner’s business, including the number, variety and asset size of investment strategies managed as well as other duties. Based upon similar criteria, from time to time, portfolio managers may also be granted deferred equity-linked incentive compensation or given the opportunity to purchase limited partnership interests in Harding Loevner. The amount of annual cash bonus award is based upon an assessment of the portfolio manager’s achievement over the preceding year of agreed upon objectives, including the investment performance of the Portfolio(s) managed by the portfolio manager, as measured against each Portfolio’s respective benchmark index, as set forth below:

Global Equity Research Portfolio: MSCI All Country World net Index

Emerging Markets Research Portfolio: MSCI Emerging Markets net Index

All portfolios managed according to a particular strategy (e.g., global equity, international equity, international small companies, emerging markets, frontier emerging markets) are managed uniformly. Hence, for purposes of determining compensation, portfolio manager performance is measured at the level of the strategies, or portions thereof, for which the portfolio manager is responsible, rather than at the level of individual portfolios or accounts. Performance of each strategy is measured relative to its respective passive market benchmark over the trailing 12 months.

Portfolio Managers Beneficial Ownership of Equity Securities in the Portfolios (as of 10/31/16).

Name of Portfolio Manager	Dollar Range of Equity Securities In the Portfolios
Moon Surana	Global Equity Research Portfolio: None Emerging Markets Research Portfolio: None

Andrew West	Global Equity Research Portfolio: None Emerging Markets Research Portfolio: None

DISTRIBUTION OF FUND SHARES

Quasar serves as principal underwriter of each Portfolio pursuant to a distribution agreement (the “Distribution Agreement”) initially approved by the Board of Directors. Quasar’s address is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The Fund and Quasar have agreed to indemnify one another against certain liabilities. Quasar furnishes the services of its personnel to carry out its obligations under the Distribution Agreement at its own expense and without cost to the Fund. Under the Distribution Agreement, Quasar is responsible for selling shares on a best efforts basis, as agent for the Fund, but is not obligated to sell any certain number of shares. Quasar may, in its discretion, enter into agreements with qualified broker-dealers in order for such broker-dealers to sell shares of the Fund. Quasar receives compensation in the amount of $7,000 per Portfolio, plus a CPI increase, per annum, to be paid no less frequently than monthly. Harding Loevner pays Quasar’s fees. Quasar will also be compensated for out-of-pocket expenses reasonably incurred in performance of its duties under the Distribution Agreement. The Distribution Agreement continues for successive annual periods only if its continuance is approved annually by a majority of the Independent Directors who are not parties to the Agreement or “interested persons” of any such party and either by votes of a majority of the Directors or a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund.

The Board of Directors has approved an Amended Plan of Distribution (the “Distribution Plan”) on behalf of the Investor Class of the Portfolios pursuant to Rule 12b-1 under the 1940 Act (the “Rule”). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Distribution Plan, as approved by the Board of Directors, allows the Investor Class to incur certain expenses that might be considered to constitute direct or indirect payment by the Portfolios of distribution expenses related to Investor Class shares.

Under the Distribution Plan, the Investor Class is authorized to make payments to selected dealers of a distribution fee pursuant to Rule 12b-1 as compensation for providing services primarily intended to result in the sale of Investor Class shares. Such services typically include advertising; compensation for sales and marketing activities of the Distributor and other banks, broker-dealers, and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead. The Investor Class of each Portfolio may pay this 12b-1 distribution fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets, or such lesser amount as the Directors may determine from time to time.

The Distribution Plan was adopted by a majority vote of the Board of Directors, including a majority of Independent Directors that do not and did not have any direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of voting on the Distribution Plan. Potential benefits which the Distribution Plan may provide to the Investor Classes include the potential to increase assets, the potential to avoid a decrease in assets and Portfolio liquidations through redemption activity, and the ability to sell shares of the Investor Classes through adviser and broker distribution channels. The Board of Directors believes that there is a reasonable likelihood that the Distribution Plan will benefit the Investor Classes of each applicable Portfolio and its current and future shareholders. Under their terms, the Distribution Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Investor Class of the Portfolio affected thereby, and material amendments to the Distribution Plan must also be approved by the Board of Directors in the manner described above. The Distribution Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the Board of Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Distribution Plan, or by a vote of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Portfolio affected thereby. The Distribution Plan will automatically terminate in the event of its assignment.

The Distribution Plan does not obligate Harding Loevner or the Distributor to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Board of Directors has also approved a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Portfolios. The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing shareholder services, including, but not limited to, certain account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the applicable Portfolio arising from the intermediaries assumption of non-distribution related functions that the Portfolio would otherwise perform, such as providing sub-accounting and related shareholder services, each Class of each Portfolio is authorized, pursuant to the Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of average daily net assets attributable to that intermediary (subject to any fee waiver and/or expense reimbursement arrangement applicable to a Portfolio).

As stated in the Prospectuses, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Fund and to 529 Plan managers and/or administrators. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. However, these payments, which are in addition to Rule 12b-1 fees, may create an incentive for your financial intermediary to sell and recommend certain investment products, including the Portfolios, over other products for which it may receive less compensation. You may contact your financial intermediary if you want information regarding the payments it receives.

Harding Loevner or the Distributor may compensate certain dealers that satisfy certain criteria established from time to time by Harding Loevner or the Distributor relating to the level or type of services provided by the dealer, the sale or expected sale of significant amounts of Investor Class shares, or other factors.

ADMINISTRATOR

Pursuant to its terms, and effective as of June 14, 2010, the Fund Administration and Accounting Services Agreement dated June 2, 2010, as amended (the “Administration Agreement”) between the Fund and Northern Trust, as Administrator, requires Northern Trust to provide certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Administration Agreement will remain in effect for successive annual periods and will automatically continue unless terminated on notice.

PORTFOLIO TRANSACTIONS

The Advisory Agreement authorizes Harding Loevner to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund’s Portfolios and directs Harding Loevner to use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions for the Portfolios. Harding Loevner will consider the full range and quality of services offered by the executing broker or dealer when making these determinations and accounts may pay more than the lowest commission as a result. Neither Harding Loevner nor any of its officers, affiliates or employees will act as principal or receive any compensation from the Portfolios in connection with the purchase or sale of investments for the Portfolios.

Some securities considered for investment by the Fund’s Portfolios also may be appropriate for other clients advised by Harding Loevner. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients advised by Harding Loevner is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Harding Loevner, as the case may be. Although there is no specified formula for allocating such transactions, the various allocation methods used by Harding Loevner, and the results of such allocations, are subject to the oversight by Harding Loevner’s Chief Compliance Officer and periodic review by the Fund’s Chief Compliance Officer.

Brokers are selected on the basis of their overall assistance in terms of execution capabilities and research services, provided that their commission schedules are competitive with other firms providing similar services. The types of research received from brokers include print and electronic publications such as business news, company research, industry research, economic research, strategy research and historical market data and other research services such as company meetings, investment conferences, analyst calls and meetings, and research travel logistics. The source of the above types of research can be either proprietary or third-party. The Board of the Fund has adopted procedures pursuant to Rule 12b-1(h) regarding the usage of brokers that promote or sell shares of a Portfolio (a “selling broker dealer”) to execute portfolio securities transactions. These procedures are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers from taking a broker-dealer’s promotional or sales efforts into account as part of the selection process; and (2) the Fund, Harding Loevner or Quasar from entering into an agreement under which the Fund directs brokerage transactions (or revenue generated by those transactions) to a selling broker-dealer to pay for distribution of the Fund’s shares. The Fund is permitted to utilize selling broker-dealers to execute portfolio transactions provided that these selling efforts are not considered in the selection process and the Fund’s procedures are followed.

The Portfolios invest outside the United States and anticipate that their brokerage transactions involving non-U.S. securities of companies domiciled in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although each Portfolio seeks the best net results in effecting its portfolio transactions, transactions on non-U.S. exchanges may be subject to fixed commissions that are higher than commissions on transactions on U.S. exchanges.

No trades will be executed with Harding Loevner, its affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities, except Harding Loevner may effect cross-trades provided that they are conducted at market price and absent any commission.

Portfolio Holdings Information

Generally, the Fund views holdings information as sensitive and discloses information about portfolio holdings only in accordance with guidelines approved by the Board of Directors and designed to permit only disclosures that are consistent with the best interest of a Portfolio’s shareholders. No current or potential investor shall be provided information about portfolio holdings on a preferential basis in advance of the provision of that information to other investors.

Portfolio holdings information will be released under the circumstances described below. The receiving parties are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the policies and procedures adopted by the Fund regarding selective disclosure of portfolio holdings will protect the Fund from potential misuse of that information by the receiving parties. Other than as noted below, the Fund has no ongoing arrangements to make portfolio information available.

1. As required by applicable laws, rules or regulations, including the quarterly filing of a complete schedule of the Fund’s portfolio holdings on Form N-CSR or Form N-Q.

2. As appropriate for legitimate business purposes of the Fund, including: (i) to the Fund’s auditors for use in providing audit opinions; (ii) to financial printers for the purpose of preparing Fund regulatory filings; (iii) for the purposes of due diligence regarding a merger or acquisition; (iv) to rating agencies for use in developing a rating for the Fund (Lipper, monthly disclosure of portfolio holdings, provided on sixth business day after month-end; Morningstar, quarterly disclosure of full portfolio holdings sixth business day after quarter end); (v) to consultants, for use in providing asset allocation advice or client service; (vi) to service providers, such as proxy-voting service providers and portfolio-management database providers; (vii) for purposes of effecting in-kind redemptions of Fund shares; and (viii) to commercial publishers of mutual fund data, provided the recipients of the information in each of (i)-(viii) are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. Portfolio holdings information will be disclosed to a service provider to the extent and as frequently as necessary to allow such service provider to perform its duties and responsibilities which may be immediate with no lag time.

3. An officer of the Fund may determine that selective disclosure of portfolio holdings information is appropriate under circumstances other than those listed above where the officer believes there is a legitimate business purpose for doing so and the recipient of the information has a duty of confidentiality, including a duty not to trade on the nonpublic information. The determination and considerations will be documented and retained by such officer and a copy shall be provided to the Fund’s Chief Compliance Officer and the Board to ensure that there are no conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or its principal underwriter on the other.

Shareholders of the Fund shall be treated alike in terms of access to portfolio holdings information, which, except as outlined above, shall not be disclosed to any investor prior to the time the same information is disclosed publicly. Portfolio Holdings information as of each calendar quarter end is available to shareholders on the Fund’s website.

This information is available no sooner than five (5) business days after the applicable calendar quarter end. Shareholders may also request a written copy of the portfolio holdings information directly from the Adviser.

No person or entity, including officers of the Fund or employees of the Adviser or other service providers of their affiliates, receives any compensation in connection with the disclosure of portfolio holdings information.

Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com. The Fund has entered into an agreement with AMG Distributors, Inc., an affiliate of Harding Loevner, to provide certain distribution assistance to the Fund. The information available on AMG Funds’ website may include, among other things, top-ten holdings, top ten contributors to and detractors from performance, and statistical information derived from portfolio holdings.

CAPITAL STOCK INFORMATION

The authorized capital stock of the Fund consists of 7,500,000,000 shares with $.001 par value, of which 800,000,000 shares are allocated to the Global Equity Research Portfolio; and 900,000,000 shares are allocated to the Emerging Markets Research Portfolio. Holders of shares of a Portfolio have one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of net asset value held by a shareholder. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no preemptive or conversion rights. The Board of Directors of the Fund, under Maryland General Corporation Law, is authorized to establish more than one class of shares for each Portfolio of the Fund. Currently, the Board of Directors has authorized the creation of an Institutional Class and Investor Class of shares for each Portfolio.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will be unable to elect any person or persons to the Board of Directors.

NET ASSET VALUE

The “net asset value” per share (“NAV”) of each Portfolio is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments or the portion of a Portfolio’s investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio.

Pricing Methodology: In determining the Fund’s NAV, each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities are valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention.

Absent closing price information for a security from the principal exchange as of the time of valuation, the security can be valued using (i) the last trade from the current date; (ii) the most recent mean or bid quotation on the principal exchange (dependent upon local exchange or market convention); or (iii) the closing, mean or bid price on another exchange on which the security is traded (if such price is available from a Fund’s accounting agent).

Fixed Income Evaluations: U.S. corporate bonds, municipal bonds and government bonds are valued at the latest evaluated institutional bid price as determined by the Fund’s accounting agent. Foreign fixed income instruments are valued at the latest evaluated institutional mean price as determined by the Fund’s accounting agent.

Short-Term Instruments: Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund’s Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Currency Conversion: Quotations of foreign securities denominated in a foreign currency are converted to a U.S. dollar-equivalent at exchange rates obtained from an automated pricing service at the mean rate.

Closed Markets: Foreign securities in the Portfolios may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio may change on days when shareholders will not be able to buy or sell their shares.

Fair Valuation: Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage”, i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.

Additionally, any securities for which market quotations are not readily available, such as when a foreign market is closed, or for which available prices are deemed unreliable are priced by Harding Loevner at “fair value as determined in good faith” in accordance with procedures established by and under the general supervision of the Board of Directors.

As of the date of this SAI, the following holidays are not considered Business Days: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

TAX CONSIDERATIONS

The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this SAI, which are subject to change by legislative or administrative action.

Qualification as a Regulated Investment Company. Each Portfolio intends to qualify to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a RIC, a Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, income from certain publicly traded partnerships, or other income derived from its business of investing in securities (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Portfolio’s total assets is invested in the securities of (A) any one issuer (other than U.S. Government Securities or the securities of other RICs) (B) two or more issuers that are controlled, as determined under applicable tax rules, by the Portfolio and that are engaged in the same or similar or related trades or business or (C) certain publicly traded partnerships; and (c) distribute an amount at least equal to the sum of (i) 90% of its investment company taxable income which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses each taxable year and (ii) net tax-exempt income (i.e., the 90% distribution requirement).

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year that the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) determined on a calendar year basis, 98.2% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years that were not taxed during such years.

For federal income tax purposes, each Portfolio will be permitted to carry forward a net capital loss and any such loss will retain These amounts will be available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

Distributions. Each Portfolio’s automatic reinvestment of its taxable investment income, net short-term capital gains and net long-term capital gains in additional shares of the Portfolio and distribution of such shares to shareholders will be taxable to the Portfolio’s shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Portfolio and then reinvested by them in shares of the Portfolio, even though no cash distributions have been made to shareholders. The automatic reinvestment of taxable investment income and net realized short-term capital gains of the Portfolio will be taxable to the Portfolio’s shareholders as ordinary income. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements (generally more than 60 days with respect to each distribution).

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to the shareholders in the calendar year in which the distributions are declared, rather than in the year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them in a written statement delivered after the close of each calendar year. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Sale of Shares. Upon the sale or other disposition of shares of a Portfolio, or upon receipt of a distribution in complete liquidation of a Portfolio, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains deemed received by the shareholder with respect to such shares.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amount.

Zero Coupon Securities. Investments by a Portfolio in zero coupon securities (other than tax-exempt zero coupon securities) will result in income to the Portfolio equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax.

Cost Basis Reporting. The Portfolios (or their administrative agents) are required to report to the Internal Revenue Service (“IRS”) and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Backup Withholding. A Portfolio may be required to withhold U.S. federal income tax (currently at the rate of 28%) of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio and, all redemption payments made to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder’s U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Tax Treatment of Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by a Portfolio for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Portfolio. If the Portfolio enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Portfolio is exercised, thereby requiring the Portfolio to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Portfolio, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which a Portfolio may invest are “section 1256 contracts.” Gains and losses on section 1256 contracts generally are treated as 60% long-term (taxed for individuals at the long-term capital gains rate, currently generally a maximum of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts) and 40% short-term capital gains or losses (“60/40 treatment”), regardless of the Portfolio’s actual holding period for the contract. Also, a section 1256 contract held by the Portfolio at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day (“mark to market treatment”), resulting in unrealized gains and losses being treated as though they were realized. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

Generally, hedging transactions undertaken by a Portfolio may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Portfolio which is taxed as ordinary income when distributed to shareholders.

The Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the amount, character, and timing of gains or losses from the positions that are part of a straddle, the amount of Portfolio income that is distributed to members and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to a Portfolio that did not engage in such hedging transactions. Additionally, a Portfolio may enter into short sales and/or transactions treated for tax purposes as constructive sales that may affect the amount, character, and timing of the recognition of gains or losses.

Tax Treatment of Foreign Currency-Related Transactions. Gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Portfolio’s investment company taxable income to be distributed to members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies. Each Portfolio may invest in the stock of “passive foreign investment companies” (“PFICs”) if such stock is a permissible investment. A PFIC is a foreign corporation - other than a “controlled foreign corporation” as to which a Portfolio is a U.S. shareholder, that in general meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of passive income. If a Portfolio invests in stock of PFICs, the Portfolio may be subject to U.S. federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the Portfolio’s holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio’s investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders. Dividends from PFICs are not qualifying dividends and, therefore, are not eligible to be taxed at the lower rates applicable to qualified dividends.

A Portfolio may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of any PFIC in which it invests, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Portfolio’s investment company taxable income and net capital gain which, to the extent distributed by the Portfolio as ordinary or capital gain dividends, as the case may be, would not be taxable to the Portfolio. In order to make this election, the Portfolio would be required to obtain certain annual information from the PFIC in which it invests, which in many cases may be difficult to obtain.

Alternatively, each Portfolio may elect to “mark-to-market” its stock in any PFIC. “Marking to market,” in this context, means including in ordinary income each taxable year, the excess, if any, of the fair market value of a PFIC’s stock over a Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years. A Portfolio’s adjusted basis in each PFIC’s stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Shareholders. U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder.

Except as discussed below, if the income from a Portfolio is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, deemed or actual distributions by the Portfolio of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed or actual distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, such individual would be subject to U.S. federal income tax on the individual’s worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Portfolio may be required to withhold U.S. federal tax (currently at a rate of 28%) of deemed or actual distributions of net capital gains and redemption payments unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Backup Withholding” above.

Under an exemption that was recently made permanent by Congress, a Portfolio may be able to designate certain distributions as being derived from certain net U.S. source interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. It should be noted that the provision does not eliminate all withholding on any distribution by a Portfolio to foreign investors. Distributions that are derived from dividends on corporate stock, distributions by REITs, or from ordinary income other than U.S.-source interest income (such as interest from non-U.S. sources or any foreign currency gains) would still be subject to withholding. In addition, a Portfolio may determine that it does wish to incur the costs and expenses of making the allowable designations and satisfying certain related requirements, and in such case any distributions to foreign investors would generally be subject to withholding as described above.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The Portfolios are required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Portfolio to enable the fund to determine whether withholding is required.

Foreign shareholders may be subject to U.S. estate tax on their Portfolio shares. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

Foreign Withholding Taxes. Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio’s total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible and may elect to “pass through” to the Portfolio’s shareholders the amount of foreign taxes paid by the Portfolio (i.e., the “pass-through election”). Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified in a written statement after the close of the Portfolio’s taxable year whether the foreign taxes paid by the Portfolio will “pass through” for that year. If a Portfolio is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Portfolio will be treated as U.S. source income.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio’s income flows through to its shareholders. With respect to the Portfolios, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Portfolios. The Portfolio and shareholders must satisfy certain holding period requirements for the shareholder to be eligible for the foreign tax credit. Shareholders who are not liable for federal income taxes will not be affected by any such “pass through” of foreign tax credits.

Other Taxes. A Portfolio may be subject to state, local or foreign taxes in any jurisdiction in which the Portfolio may be deemed to be doing business. In addition, shareholders of a Portfolio may be subject to state, local or foreign taxes on distributions from the Portfolio. In many states, Portfolio distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

SHAREHOLDER INFORMATION

Certificates representing shares of a Portfolio will not be issued to shareholders. Northern Trust, the Fund’s transfer agent, will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of Portfolio distributions.

The transfer agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Fund reserves the right to waive the minimum initial investment in any Portfolio.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Portfolio by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio’s NAV (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of NAV of a Portfolio at the beginning of the period.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

TRANSFER AGENT AND CUSTODIAN

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, 60603 serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Fund and as the custodian of each Portfolio’s securities and cash.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 200 East Randolph Street, Suite 5500, Chicago, Illinois, 60601, serves as the independent registered public accounting firm of the Fund and performs annual audits of the Fund’s financial statements.

COUNSEL

Dechert LLP, 1095 Avenue of the Americas, New York, New York, 10036, serves as counsel to the Fund.

FINANCIAL STATEMENTS

The Financial Statements for the Institutional Class and Investor Class of each Portfolio, including the Financial Highlights, will be available after each such class of each Portfolio has completed its first fiscal year. Copies of the Fund’s annual and semi-annual reports to shareholders may be obtained upon request and without charge by calling the Fund at (877) 435-8105.

APPENDIX A

RATINGS DESCRIPTIONS AND CATEGORIES

The following is a description of certain ratings assigned by S&P, Moody’s and Fitch.

S&P

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings also are used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	nature of and provisions of the obligation; and

•	protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated “CC” is currently highly vulnerable to nonpayment.

A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

An “NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings. A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s

Long-Term Obligation Ratings and Definitions. Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

Obligations rated “B” are considered speculative and are subject to high credit risk.

Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings. Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Corporate Finance Obligations — Long-Term Rating Scales. Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability also is included in the rating assessment. This notably applies to covered bond ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes a historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower or the same as that entity’s issuer rating.

Highest credit quality: “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Very high credit quality: “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

High credit quality: “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Good credit quality: “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative: “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Highly speculative: “B” ratings indicate that material credit risk is present.

Substantial credit risk: “CCC” ratings indicate that substantial credit risk is present.

Very high levels of credit risk: “CC” ratings indicate very high levels of credit risk.

Exceptionally high levels of credit risk: “C” indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “B.”

Structured, Project & Public Finance Obligations — Long-Term Rating Scales. Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

Highest credit quality: “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Very high credit quality: “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

High credit quality: “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Good credit quality: “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative: “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

Highly speculative: “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

Substantial credit risk: “CCC” indicates that default is a real possibility.

Very high levels of credit risk: “CC” indicates that default of some kind appears probable.

Exceptionally high levels of credit risk: “C” indicates that default appears imminent or inevitable.

Default: “D” indicates a default. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•	the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance. A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Highest short-term credit quality: “F1” indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

Good short-term credit quality: “F2” indicates good intrinsic capacity for timely payment of financial commitments.

Fair short-term credit quality: “F3” indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

Speculative short-term credit quality: “B” indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

High short-term default risk: “C” indicates that default is a real possibility.

Restricted default: “RD” indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

Default: “D” indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

HARDING LOEVNER LP

INTRODUCTION

Harding Loevner LP (“Harding Loevner”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of our clients, pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940 (the “Advisers Act”).

Harding Loevner subscribes to the corporate governance voting recommendations provided by Glass Lewis & Co. LLC.

STATEMENT OF POLICY

As a matter of policy, Harding Loevner:

•	Has a fiduciary duty to act solely in the best interests of our clients, including exercising voting rights on shares of securities held in client accounts.

•	Takes responsibility for voting client proxies only upon a client’s written request.

•	Votes all proxies in the best interest of our clients as shareholders, i.e., to maximize shareholder value.

•	Considers each proposal on its merits, including in the context of the issuer, industry, and country or countries in which its business is conducted, and uses the guidelines developed by Glass Lewis for voting recommendations.

•	Maintains discretion over the voting process and will vote contrary to Glass Lewis recommendations to ensure that the vote is in our clients’ best interests.

•	May determine in certain instances to refrain from voting a particular ballot if, after evaluating all factors we deem relevant, voting is not in the best interest of clients.

•	Identifies and resolves all material proxy-related conflicts of interest in the client’s best interests.

•	Considers a company’s corporate governance practices as part of the investment process and relevant to voting the company’s proxy.

•	Believes that proxy voting is a valuable tool to guide companies on the practice of sound corporate governance.

•	Discloses our clients’ voting records only to them and as required to fulfill regulatory obligations.

MATERIAL CONFLICTS OF INTEREST

Harding Loevner recognizes that there may be a material conflict of interest between its interests and the interests of our clients if Harding Loevner has a client, vendor, or other business relationship with an issuer. Examples of material conflicts of interest include, but are not limited to, the following:

1.	Harding Loevner could serve as investment adviser to a client, the management of which supports a particular proposal, and shares of that company are held in client accounts; or

2.	A Harding Loevner employee who would otherwise be involved in the decision-making in respect of a particular proposal has a material relationship with the issuer.

If a conflict is identified, Harding Loevner defers to Glass Lewis to provide unbiased, unaffiliated third-party voting recommendations.

Communication regarding voting matters is transparent and available to all members of the investment, client management, and compliance teams via a centralized database. Our proxy voting decisions are subject to review and oversight by, and regular reporting to, our clients. We also complete regulatory filings (i.e., Form N-PX) on a regular basis of voting information.

DESCRIPTION OF VOTING PROCEDURES

A designated member of the Operations team circulates information about upcoming meetings via our research database to the analyst covering the company (or to a portfolio manager if the covering analyst is unavailable). The related Glass Lewis research report accompanies the meeting information. The analyst reviews the meeting information along with the Glass Lewis recommendations and research report to determine if Harding Loevner will follow the Glass Lewis recommendations or whether the analyst recommends a vote contrary to the Glass Lewis recommendation. The analyst issues his/her voting instructions to Operations, who enters the voting instructions into Broadridge’s ProxyEdge platform.

If Glass Lewis does not issue a recommendation, the designated member of the Operations team will solicit a decision from the covering analyst (or a portfolio manager if the covering analyst is unavailable).

If there is insufficient time for the investment team member to review the materials (e.g., delayed receipt of information), the Operations team votes in accordance with the Glass Lewis recommendations to ensure the client accounts participate in the shareholder meeting.

A record of the meeting materials, research reports, and discussions (if any), are maintained in Harding Loevner’s research database. The votes are cast on behalf of client accounts and recorded on Broadridge’s ProxyEdge voting platform.

OTHER CONSIDERATIONS

In certain instances, Harding Loevner may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. The following list of considerations, while not exhaustive, highlights some potential instances in which a proxy vote might not or will not be entered.

Securities Lending. Harding Loevner may be unable to vote proxies when the underlying securities have been lent out as part of a client’s securities lending program.

Share Blocking. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting. As a general matter, Harding Loevner does not vote securities in countries that require share blocking because it limits us from exercising our investment discretion. We review each proposal and the restrictions imposed to determine if the proxy issue is sufficiently important to consider the possibility of voting blocked shares.

Power of Attorney. Certain countries require the beneficial owner of the security (i.e., Harding Loevner’s client) to complete a power of attorney prior to exercising voting rights. As a general matter, Harding Loevner does not vote securities in countries that require a beneficial owner power of attorney because the information required includes client identifying information. There are often additional processing fees imposed on the client as well.

Lack of Adequate Information, Untimely Receipt of Materials, or Excessive Costs. Harding Loevner may be unable to complete a thorough and informed review of the proxy materials if the issuer does not provide the information in a timely fashion or if translated materials are not available. Further, Harding Loevner may refrain from entering a vote when, in its judgment, the costs exceed the expected benefits to the client’s account.

No Longer Own the Shares. Harding Loevner will not vote shares in securities that we no longer own in client accounts, even if we owned the securities on the company’s record date.

Wrap Fee Programs. When establishing new accounts or entering into arrangements for new wrap fee programs, we instruct the relevant custodian or wrap program sponsor to set up arrangements with our third-party proxy-voting agent, ProxyEdge, to help ensure that we receive notice of the relevant proxies sufficiently in advance of a meeting to allow us to vote. We will be unable to enter voting instructions if the custodian or wrap program sponsor fails to properly set up these arrangements, or if timely notice is not received. Voting wrap accounts on platforms other than ProxyEdge are done on a best efforts basis.

HOW TO OBTAIN VOTING INFORMATION

Upon a client’s written request, Harding Loevner will provide information on how shares held in the client’s account were voted. We will also provide to clients a description of our proxy voting policies and procedures and, upon request, furnish a copy of these policies and procedures to the requesting client. Contact the client management team at either ICM@hlmnet.com or ManagedAccounts@hlmnet.com for proxy voting information.

OVERSIGHT AND RECORDKEEPING

Harding Loevner’s Chief Compliance Officer is responsible for developing, implementing, and updating the proxy voting policies and procedures. The Chief Compliance Officer is also responsible for ensuring the complete and timely submission of any necessary regulatory filings and that disclosures in regulatory documents relating to these proxy voting policies and procedures are complete and accurate. Members of the Investment team (i.e., the covering analyst, or the portfolio manager if the analyst is not available) are responsible for reviewing the information about the meeting and making a timely determination regarding how the votes should be cast. Investment team members are also solicited for their input on the quality and timeliness of the Glass Lewis reports. Harding Loevner’s Operations team is responsible for the day-to-day administration of the proxy voting process.

Harding Loevner maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act. A record of the meeting materials, research reports, and discussions (if any) are maintained in Harding Loevner’s research database. The votes cast on behalf of client accounts are recorded on Broadridge’s ProxyEdge platform and are available to Harding Loevner on demand.

HARDING, LOEVENER FUNDS, INC.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.hardingloevnerfunds.com

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a) (1)	Articles of Incorporation, dated July 31, 1996 (previously filed in Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (2)	Articles Supplementary, dated August 4, 2005 (previously filed in Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (3)	Articles Supplementary, dated March 19, 2007 (previously filed in Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (4)	Articles Supplementary, dated May 21, 2008 (previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (5)	Articles Supplementary, dated September 8, 2009 (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (6)	Articles of Amendment, dated September 8, 2009 (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (7)	Articles Supplementary, dated October 11, 2011 (previously filed in Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (8)	Articles of Amendment, dated October 11, 2011 (previously filed in Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (9)	Articles Supplementary, dated February 26, 2014 (previously filed in Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(b) (10)	Articles of Amendment, dated February 26, 2014 (previously filed in Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A) are incorporated herein by reference.

(a) (11)	Articles Supplementary, dated March 10, 2014 (previously filed in Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A) are incorporated herein by reference.

(a) (12)	Articles Supplementary, dated December 14, 2015, previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a) (13)	Articles Supplementary, dated November 16, 2016, are filed herewith.

(b)	By-laws, as amended March 8, 2013 (previously filed in Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(c)	Not applicable.

(d) (1)	Investment Advisory Agreement, dated August 26, 2009, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d) (2)	Amended Schedule B to Investment Advisory Agreement, effective November 1, 2015, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d) (3)	Amended Schedule B to Investment Advisory Agreement, effective November 1, 2016, between the Registrant and Harding Loevner LP, is filed herewith.

(d) (4)	Investment Advisory Agreement, dated December 17, 2015, between the Registrant, on behalf of the International Equity Research Portfolio, and Harding, Loevner LP (previously filed in Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d) (5)	Investment Advisory Agreement, dated December 19, 2016, between the Registrant, on behalf of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, and Harding, Loevner LP, is filed herewith.

(d) (6)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 17, 2015, between the Registrant and Harding, Loevner LP (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d) (7)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 29, 2016, between the Registrant and Harding Loevner, LP (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d) (8)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated November 1, 2016, between the Registrant and Harding, Loevner LP, is filed herewith.

(d) (9)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 19, 2016, between the Registrant and Harding, Loevner LP, is filed herewith.

(e) (1)	Distribution Agreement, dated January 1, 2008 (previously filed in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e) (2)	Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC, dated May 23, 2008 (previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e) (3)	Second Amendment, dated December 17, 2015 to the Distribution Agreement between the Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e) (4)	Form of Amendment to the Distribution Agreement between the Registrant and Quasar Distributors, LLC, is filed herewith.

(f)	Not applicable.

(g) (1)	Custody Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g) (2)	Amendment, dated December 17, 2015 to the Custody Agreement between the Registrant and The Northern Trust Company, (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g) (3)	Second Amendment, dated December 19, 2016 to the Custody Agreement between the Registrant and The Northern Trust Company, is filed herewith.

(h) (1)	Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h) (2)	Amendment, dated December 17, 2015, to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h) (3)	Second Amendment, dated December 15, 2016, to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company, is filed herewith.

(h) (4)	Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h) (5)	Amendment to the Transfer Agency and Service Agreement between The Northern Trust Company and the Registrant, dated as of December 18, 2012 (previously filed in Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h) (6)	Second Amendment, dated December 17, 2015, to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(h) (7)	Third Amendment to the Transfer Agency and Service Agreement, dated December 19, 2016, between the Registrant and The Northern Trust Company, is filed herewith.

(h) (8)	Principal Financial Officer and Treasurer Services Agreement, dated September 8, 2010, between Registrant and Foreside Management Services, LLC (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(i)	Opinion and Consent of Dechert LLP, is filed herewith.

(j)	Not applicable.

(k)	None.

(l) (1)	Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the International Equity Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(l) (2)	Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Emerging Markets Portfolio (previously filed in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(l) (3)	Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Global Equity Portfolio (previously filed in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(m) (1)	Amended Plan of Distribution with respect to the Investor Class, dated March 7, 2008, as amended September 11, 2015 (previously filed in Pre-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(m) (2)	Amended Plan of Distribution with respect to the Investor Class, dated December 19, 2016, is filed herewith.

(m) (3)	Shareholder Servicing Agreement with respect to the Investor Class (previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(m) (4)	Shareholder Servicing Plan with respect to the Advisor Class, Institutional Class, Institutional II Class and Investor Class, dated March 22, 2005, as most recently amended March 8, 2013 (previously filed in Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(m) (5)	Amended Appendix A, dated December 17, 2015, to the Shareholder Servicing Plan, as most recently amended March 8, 2013 (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m) (6)	Amended Appendix A, dated December 19, 2016, to the Shareholder Servicing Plan, as most recently amended March 8, 2013, is filed herewith.

(n) (1)	Multiple Class Expense Allocation Plan (Rule 18f-3), dated March 22, 2005, as most recently amended June 12, 2015 (previously filed in Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(n) (2)	Amended Appendix A, dated December 17, 2015, to the Multiple Class Expense Allocation Plan (Rule 18f-3), as amended June 12, 2015 (previously filed in Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A) is incorporated herein by reference.

(n) (3)	Amended Appendix A, dated December 19, 2016, to the Multiple Class Expense Allocation Plan (Rule 18f-3), as amended June 12, 2015, is filed herewith.

(o)	Services Agreement, dated July 12, 2010, between the Registrant and Teachers Insurance and Annuity of America (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(p) (1)	Code of Ethics of Harding Loevner LP and the Registrant, as amended February 5, 2010 and December 16, 2011 (previously filed in Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(q) (1)	Power of Attorney on behalf of David R. Loevner, Jennifer M Borggarrd, Carolyn Ainslie, William Chapman, II, R. Kelly Doherty, Charles Freeman, III, Samuel R. Karetsky and Eric Rakowski (previously filed in Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference is filed herewith.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

None.

Item 30.	Indemnification

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940 (the “1940 Act”). In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by itself is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Harding Loevner LP (“Harding Loevner”) is a company organized under the laws of the State of Delaware and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The list required by this Item 31 of officers and directors of Harding Loevner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is set forth below and is included in Schedules A and D of Form ADV filed by Harding Loevner pursuant to the Advisers Act (SEC File No. 801-36845).

Name	Position(s) with Harding Loevner LP	Other Substantial Business, Profession, Vocation or Employment
Loevner, David R.	President, Chief Executive Officer and a member of the Executive Committee	None

Hallett, Simon	Chief Investment Officer and a member of the Executive Committee	None

Renzulli, Lori M.	Chief Counsel and Chief Compliance Officer	None

Reiter, Richard T.	Chief Operating Officer, and a member of the Executive Committee	None

Bellish, Aaron	Chief Financial Officer and Board Member	None

Simon, Brian	General Counsel and Assistant Secretary	None

Item 32.	Principal Underwriter

The Registrant’s distributor, Quasar Distributors, LLC (“Quasar”), also acts as principal underwriter for the following investment companies:

1919 Funds	American Trust	Buffalo Funds

AC One China Fund	Angel Oak Funds	Bushido Funds

Academy Fund Trust	Appleton Group	CAN SLIM Select Growth Fund

Academy Asset ETF Funds	Appleton Partners Inc	Capital Advisors Funds

Advantus Mutual Funds	Balter Liquid Alternatives Funds	CG Funds Trust

Aegis Funds	Barrett Growth Fund	Chase Funds

Akre Funds	Barrett Opportunity Fund	Coho Partners

Allied Asset Advisors Funds	Becker Value Equity Fund	Collins Capital Funds

Alpha Funds	Boston Common Funds	Cushing Funds

AlphaClone ETF Fund	Bramshill Funds	Congress Funds

AlphaMark ETFs	Bridge Builder Trust	Consilium Funds

Alpha Architect Funds	Bridges Investment Fund, Inc.	Contravisory Funds

Alpine Equity Trust	Bright Rock Funds	Convergence Funds

Alpine Income Trust	Brookfield Investment Funds	Cove Street Capital Funds

Alpine Series Trust	Brown Advisory Funds	Davidson Funds

Amplify ETFs		Samson Funds

Dearborn Funds	MainGate MLP Funds	Scharf Funds

Diamond Hill	Matrix Asset Advisors, Inc.	Schooner Investment Group

DLV Funds	Meydenbauer Dividend Growth Fund	Spencer Capital Funds

DoubleLine Funds	McKinley Funds	Semper Funds

DSM Mutual Funds	MD Sass	Shenkman Funds

Edgar Lomax Value Fund		Smith Group Funds

Evermore Global Investors Trust	Monetta Fund, Inc.	Snow Capital Family of Funds

Fulcrum Funds	Monetta Trust	Sound Point Funds

Falah Capital	Morgan Dempsey Funds	Southport Lane Funds

First American Funds, Inc.	Muhlenkamp (Wexford Trust)	Strategic Income Funds

Fort Pitt Capital Group, Inc.	Muzinich Funds	Stone Ridge Funds

Fund X Funds		Stone Ridge Trust II

Geneva Advisors Funds	Nicholas Funds

Glenmede Fund, Inc.	Nuance Funds	Thomas White Funds

Glenmede Portfolios	Oaktree Funds	Thompson IM Funds, Inc.

GoodHaven Funds	Orinda Funds	Tiedemann Funds

Great Lakes Funds	O’Shaughnessy Funds	TorrayResolute Funds

Greenspring Fund	Osterweis Funds	Tortoise Funds

Guinness Atkinson Funds	Otter Creek Funds	Trillium Funds

Harding Loevner Funds	Pension Partners Funds	Trust and Fiduciary Management Services ETF

Hennessy Funds Trust	Permanent Portfolio Funds	Tygh Capital Management

Hodges Funds	Perritt Funds, Inc.	USA Mutuals Funds

Horizon Investment Funds	PIA Funds	USCA RIA Funds

Hotchkis & Wiley Funds	Pichardo Funds	US Global ETFs

Huber Funds	Poplar Forest Funds	Validea Funds

Infinity Q Funds	Port Street Funds	Vident Funds

Intrepid Capital Management	Portfolio 21	Villere & Co.

IronBridge Funds	Primecap Odyssey Funds	Visium Funds

Infusive Funds	Premise Capital ETF	Victory Portfolios II

Jacob Funds, Inc.	Prospector Funds	Wall Street Fund, Inc.

Jensen Funds	Provident Mutual Funds, Inc.	Wasmer Schroeder Funds

Kellner Funds	Purisima Funds	WBI Funds

Kirr Marbach Partners Funds, Inc	Pzena Funds	Welton Partners

Lawson Kroeker Funds	Rainier Funds	Westchester Capital Funds

LKCM Funds	RBC Funds Trust	Weiss Multi-Strategy Funds

LoCorr Investment Trust	Reinhart Funds RiverNorth Funds	Wisconsin Capital Funds, Inc.

Lyxor Asset Management FundsLoncar ETFs	Rockefeller Funds	YCG Funds

Logan Capital Funds	Rothschild Funds	Zevenbergen Capital Investments Funds

Longbow Funds	Samson Funds	Ziegler Strategic Income Fund

(a) Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Quasar is located at 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202.

To the best of the registrant’s knowledge, the following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Messrs. Neuberger and Strnad, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. The business address for Messrs. Kern and Neuberger is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The business address for Mr. Strnad is US Bancorp Fund Services, LLC, 6602 E. 75th Street, Indianapolis, Indiana 46250.

Name and Principal Business Address	Positions and Offices With Principal Underwriter	Positions and Offices
James Robert Schoenike	President and Board Member	None

Andrew M. Strnad	Vice President and Secretary	None

Teresa Cowan	Senior Vice President and Assistant Secretary	None

Susan LaFond	Vice President and Treasurer	None

Joseph Peter Hovel	Chief Financial Officer and Board Member	None

Joseph Neuberger	Board Member	None

Robert Kern	Board Member	None

(b) Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of: the Investment Adviser, the Custodian, Transfer Agent, Administrator and the office of the Chief Compliance Officer.

Investment Adviser	Custodian, Transfer Agent and Administrator
Harding Loevner LP	The Northern Trust Company
400 Crossing Boulevard, Fourth Floor	50 South LaSalle Street
Bridgewater, New Jersey 08807	Chicago, Illinois 60603

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 50 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 19th day of December, 2016.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 50 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*/s/ David R. Loevner	Director	December 19, 2016
David R. Loevner

*/s/ Jennifer M. Borggaard	Director	December 19, 2016
Jennifer M. Borggaard

*/s/ Carolyn Ainslie	Director	December 19, 2016
Carolyn Ainslie

*/s/ William E. Chapman, II	Director	December 19, 2016
William E. Chapman, II

*/s/ Samuel R. Karetsky	Director	December 19, 2016
Samuel R. Karetsky

*/s/ R. Kelly Doherty	Director	December 19, 2016
R. Kelly Doherty

*/s/ Charles Freeman, III	Director	December 19, 2016
Charles Freeman, III

*/s/ Eric Rakowski	Director	December 19, 2016
Eric Rakowski

/s/ Richard T. Reiter	President (Principal Executive Officer)	December 19, 2016
Richard T. Reiter

/s/ Charles S. Todd	Chief Financial Officer and Treasurer	December 19, 2016
Charles S. Todd	(Principal Financial Officer)

/s/ Owen T. Meacham
* Attorney-in-Fact
Dated: December 19, 2016

*	As Attorney-in-Fact pursuant to a Power of Attorney previously filed in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A.

HARDING, LOEVNER FUNDS, INC.

EXHIBIT INDEX

No.	Exhibit

(a)(13)	Articles Supplementary dated November 16, 2016.

(d) (3)	Amended Schedule B to Investment Advisory Agreement, effective November 1, 2016, between the Registrant and Harding Loevner LP.

(d)(4)	Investment Advisory Agreement, dated December 19, 2016, between the Registrant, on behalf of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, and Harding, Loevner LP.

(d)(8)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated November 1, 2016, between the Registrant and Harding, Loevner LP.

(d)(9)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 19, 2016, between the Registrant and Harding, Loevner LP.

(e)(4)	Form of Amendment to the Distribution Agreement between the Registrant and Quasar Distributors, LLC.

(g)(3)	Amendment, dated December 19, 2016, to the Custody Agreement between the Registrant and The Northern Trust Company.

(h)(3)	Amendment, dated December 19, 2016, to the Fund Administration and Accounting Services Agreement, between the Registrant and The Northern Trust Company.

(h)(7)	Third Amendment, dated December 19, 2016, to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company.

(i)	Opinion and Consent of Dechert LLP.

(m)(2)	Amended Plan of Distribution with respect to the Investor Class, dated December 19, 2016.

(m)(6)	Amended Appendix A, dated December 19, 2016, to the Shareholder Servicing Plan.

(n)(3)	Amended Appendix A, dated December 19, 2016, to the Multiple Class Expense Allocation Plan (Rule 18f-3).